UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21990

Fidelity Commonwealth Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® International
Enhanced Index Fund

November 30, 2012

1.870941.104

IEI-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
Australia - 7.5%
AGL Energy Ltd.	50	$ 750
Amcor Ltd.	4,062	33,489
Australia & New Zealand Banking Group Ltd.	9,694	246,442
BHP Billiton Ltd.	6,096	219,531
Commonwealth Bank of Australia	5,162	321,554
Crown Ltd.	83	888
CSL Ltd.	996	53,738
DEXUS Property Group unit	47,022	49,318
DuluxGroup Ltd.	28	102
Macquarie Group Ltd.	3,512	120,069
National Australia Bank Ltd.	8,544	216,671
Orica Ltd.	28	704
OZ Minerals Ltd.	10,653	81,713
Rio Tinto Ltd.	280	17,167
Shopping Centres Australasia Property Group unit	83	126
Stockland Corp. Ltd. unit	28,000	99,059
Suncorp-Metway Ltd.	12,092	122,280
Telstra Corp. Ltd.	30,511	137,236
Westfield Group unit	12,003	130,524
Westfield Retail Trust unit	7,479	23,337
Westpac Banking Corp.	4,051	107,804
Woolworths Ltd.	416	12,712
TOTAL AUSTRALIA		1,995,214
Austria - 0.8%
IMMOFINANZ Immobilien Anlagen AG	9,533	38,496
OMV AG	2,549	91,099
Raiffeisen International Bank-Holding AG	5	206
Voestalpine AG	2,602	84,009
TOTAL AUSTRIA		213,810
Belgium - 1.4%
Ageas	1,684	45,007
Anheuser-Busch InBev SA NV	2,914	255,885
KBC Groupe SA	100	3,013
Solvay SA Class A	457	61,931
TOTAL BELGIUM		365,836
Bermuda - 0.3%
Noble Group Ltd.	90,000	80,002
Yue Yuen Industrial (Holdings) Ltd.	2,000	7,006
TOTAL BERMUDA		87,008
Cayman Islands - 0.3%
Wynn Macau Ltd.	28,800	82,310
Denmark - 0.9%
Novo Nordisk A/S Series B	1,454	230,474
Finland - 1.1%
Metso Corp.	2,482	93,320
Nokia Corp. (e)	163	536

	Shares	Value
Orion Oyj (B Shares)	3,330	$ 89,172
Sampo Oyj (A Shares)	1,809	57,759
Stora Enso Oyj (R Shares)	8,332	54,560
Wartsila Corp.	26	1,097
TOTAL FINLAND		296,444
France - 7.6%
Air Liquide SA	116	14,168
AXA SA	5,887	96,738
BIC SA	496	61,992
BNP Paribas SA	3,033	169,399
Bouygues SA	4,089	100,961
Compagnie de St. Gobain	559	22,305
Compagnie Generale de Geophysique SA (a)	2	61
Credit Agricole SA (a)	77	584
France Telecom SA	12,211	129,886
GDF Suez	6,610	148,679
Gecina SA	10	1,105
Hermes International SCA	3	927
Imerys	1,526	90,638
LVMH Moet Hennessy - Louis Vuitton SA	88	15,439
Michelin CGDE Series B	1,419	131,970
Renault SA	2,246	112,328
Sanofi SA	3,212	286,888
Schneider Electric SA	498	35,000
Societe Generale Series A (a)	804	29,074
Total SA	6,658	333,670
Unibail-Rodamco	88	20,652
VINCI SA	1,400	61,770
Vivendi SA	7,267	156,132
TOTAL FRANCE		2,020,366
Germany - 6.9%
Allianz AG	820	106,592
BASF AG	3,097	277,516
Bayer AG	2,960	267,742
Bayerische Motoren Werke AG (BMW)	991	87,886
Continental AG	1,001	110,787
Daimler AG (Germany)	504	24,895
Deutsche Bank AG	1,400	61,753
Deutsche Post AG	6,243	129,585
Deutsche Telekom AG	3,106	34,215
E.ON AG	420	7,565
Hannover Rueckversicherungs AG	664	48,921
Hugo Boss AG	475	49,816
Kabel Deutschland Holding AG	10	723
Linde AG	10	1,729
Metro AG	1,512	42,337
Muenchener Rueckversicherungs AG	656	111,977
SAP AG	1,046	81,671
Siemens AG	2,802	289,688
Common Stocks - continued
	Shares	Value
Germany - continued
Suedzucker AG (Bearer)	2,317	$ 91,275
TUI AG (a)	118	1,173
TOTAL GERMANY		1,827,846
Hong Kong - 3.8%
AIA Group Ltd.	3,200	12,449
Cathay Pacific Airways Ltd.	1,000	1,757
Cheung Kong Holdings Ltd.	9,000	137,377
Henderson Land Development Co. Ltd.	24	171
Hopewell Holdings Ltd.	24,500	96,575
Hutchison Whampoa Ltd.	8,000	82,269
Hysan Development Co. Ltd.	13,005	62,674
Link (REIT)	7,659	41,555
Sino Land Ltd.	54,000	97,546
SJM Holdings Ltd.	39,000	91,987
Sun Hung Kai Properties Ltd.	9,583	140,217
Wharf Holdings Ltd.	16,000	123,145
Wheelock and Co. Ltd.	21,000	101,881
TOTAL HONG KONG		989,603
Ireland - 0.1%
CRH PLC	1,075	19,678
Kerry Group PLC Class A	3	157
TOTAL IRELAND		19,835
Israel - 0.0%
Bank Hapoalim BM (Reg.) (a)	140	577
Italy - 1.8%
Assicurazioni Generali SpA	851	14,277
Enel SpA	38,406	145,551
ENI SpA	7,358	174,490
EXOR SpA	1,263	31,242
Fiat SpA	15,937	73,788
Intesa Sanpaolo SpA	7,634	12,847
Pirelli & C SpA	102	1,183
Telecom Italia SpA	19,506	17,771
UniCredit SpA (a)	2,990	13,921
TOTAL ITALY		485,070
Japan - 19.1%
Aeon Co. Ltd.	100	1,120
Aisin Seiki Co. Ltd.	3,000	89,113
Ajinomoto Co., Inc.	7,000	100,105
Aozora Bank Ltd.	29,000	89,855
Asahi Glass Co. Ltd.	2,000	15,291
Asahi Kasei Corp.	17,000	97,304
Canon, Inc.	5,100	180,430
Central Japan Railway Co.	1,300	103,094
Daicel Chemical Industries Ltd.	14,000	85,624
Daihatsu Motor Co. Ltd.	5,000	89,028
Daito Trust Construction Co. Ltd.	500	48,579
Denso Corp.	3,700	122,310

	Shares	Value
East Japan Railway Co.	1,100	$ 72,311
Eisai Co. Ltd.	2,400	100,877
Fuji Heavy Industries Ltd.	10,000	112,756
Fujifilm Holdings Corp.	2,000	36,833
Fujitsu Ltd.	28,000	106,444
Hitachi Ltd.	24,000	139,088
Honda Motor Co. Ltd.	1,600	53,330
Hoya Corp.	4,000	76,954
Idemitsu Kosan Co. Ltd.	1,000	82,181
INPEX Corp.	21	112,928
Itochu Corp.	11,300	113,344
Japan Tobacco, Inc.	2,200	65,966
Jupiter Telecommunications Co.	5	6,519
Kao Corp.	4,000	109,986
Konica Minolta Holdings, Inc.	10,000	71,758
Kurita Water Industries Ltd.	3,900	85,208
Marubeni Corp.	1,000	6,616
Mitsubishi UFJ Financial Group, Inc.	48,700	223,991
Mizuho Financial Group, Inc.	105,200	169,608
Namco Bandai Holdings, Inc.	5,700	80,022
Nippon Express Co. Ltd.	26,000	93,563
Nippon Telegraph & Telephone Corp.	2,700	121,459
Nissan Motor Co. Ltd.	7,300	71,149
Nitto Denko Corp.	1,900	99,231
NTT DoCoMo, Inc.	97	140,624
Oriental Ld Co. Ltd.	800	102,982
ORIX Corp.	1,020	102,778
Osaka Gas Co. Ltd.	23,000	90,428
Otsuka Holdings Co. Ltd.	3,700	109,915
Resona Holdings, Inc.	24,800	104,103
Seven & i Holdings Co., Ltd.	4,300	125,315
Seven Bank Ltd.	27,500	71,798
Shimamura Co. Ltd.	700	70,815
Shinsei Bank Ltd.	1,000	1,704
Shionogi & Co. Ltd.	5,800	98,307
Showa Denko KK	35,000	50,769
Softbank Corp.	200	7,522
Sumitomo Corp.	8,700	108,372
Sumitomo Mitsui Financial Group, Inc.	5,800	187,748
Sumitomo Mitsui Trust Holdings, Inc.	11,000	33,539
Suzuki Motor Corp.	4,600	109,545
Tokyo Gas Co. Ltd.	23,000	112,912
Toyota Motor Corp.	4,500	193,757
TOTAL JAPAN		5,056,908
Netherlands - 3.0%
European Aeronautic Defence and Space Co. (EADS) NV	3,220	108,421
Heineken Holding NV (A Shares)	1,823	98,701
Heineken NV (Bearer)	1,860	122,669
ING Groep NV (Certificaten Van Aandelen) (a)	5,524	49,915
Koninklijke Ahold NV	8,934	113,356
Koninklijke KPN NV	100	566
Common Stocks - continued
	Shares	Value
Netherlands - continued
Koninklijke Philips Electronics NV	5,260	$ 136,030
Royal DSM NV	1,880	108,278
STMicroelectronics NV	21	134
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,536	58,289
TOTAL NETHERLANDS		796,359
New Zealand - 0.3%
Telecom Corp. of New Zealand Ltd.	42,784	81,135
Norway - 1.7%
DnB NOR ASA	5,322	66,285
Gjensidige Forsikring ASA	2,422	34,142
Orkla ASA (A Shares)	9,588	78,032
StatoilHydro ASA	5,907	144,313
Telenor ASA	104	2,111
Yara International ASA	2,367	118,717
TOTAL NORWAY		443,600
Portugal - 0.0%
Energias de Portugal SA	586	1,483
Portugal Telecom SGPS SA (Reg.)	18	84
TOTAL PORTUGAL		1,567
Singapore - 2.4%
ComfortDelgro Corp. Ltd.	65,000	91,594
DBS Group Holdings Ltd.	12,106	143,316
Fraser & Neave Ltd.	2,000	15,435
Keppel Ld Ltd.	31,000	91,430
Oversea-Chinese Banking Corp. Ltd.	506	3,901
SembCorp Industries Ltd.	22,000	93,364
SembCorp Marine Ltd.	22,000	82,189
Singapore Technologies Engineering Ltd.	6,000	18,040
UOL Group Ltd.	17,000	81,059
Yangzijiang Shipbuilding Holdings Ltd.	1,000	766
TOTAL SINGAPORE		621,094
Spain - 3.4%
Abertis Infraestructuras SA	6,647	97,124
Amadeus IT Holding SA Class A	599	13,984
Banco Bilbao Vizcaya Argentaria SA	8,375	71,058
Banco Santander SA (Spain)	18,676	143,871
Distribuidora Internacional de Alimentacion SA	15,274	94,794
Gas Natural SDG SA	6,247	96,966
Iberdrola SA	25,984	129,091
Inditex SA	1,180	161,752
MAPFRE SA (Reg.)	13,338	37,504
Repsol YPF SA	1,045	22,167
Telefonica SA	3,075	40,394
Vallehermoso SA (a)	109	194
TOTAL SPAIN		908,899

	Shares	Value
Sweden - 2.4%
Getinge AB (B Shares)	10	$ 322
H&M Hennes & Mauritz AB (B Shares)	4,450	144,402
Nordea Bank AB	2,433	22,270
Scania AB (B Shares)	5,041	104,633
Skandinaviska Enskilda Banken AB (A Shares)	6,467	52,050
Svenska Cellulosa AB (SCA) (B Shares)	199	4,029
Svenska Handelsbanken AB (A Shares)	177	6,292
Swedbank AB (A Shares)	3,956	73,075
Telefonaktiebolaget LM Ericsson (B Shares)	16,948	158,865
Volvo AB (B Shares)	4,428	62,726
TOTAL SWEDEN		628,664
Switzerland - 8.4%
ABB Ltd. (Reg.)	1,152	22,463
Actelion Ltd.	2,046	101,340
Compagnie Financiere Richemont SA Series A	216	16,654
Credit Suisse Group	1,338	31,699
Givaudan SA	15	15,062
Nestle SA	8,987	588,175
Novartis AG	6,889	426,893
Pargesa Holding SA	10	672
Roche Holding AG (participation certificate)	2,100	413,338
Schindler Holding AG:
(participation certificate)	158	22,165
(Reg.)	831	116,216
Swiss Life Holding AG	292	39,072
Swiss Re Ltd.	1,221	87,948
Syngenta AG (Switzerland)	323	129,315
UBS AG	6,279	98,464
Zurich Financial Services AG	453	115,609
TOTAL SWITZERLAND		2,225,085
United Kingdom - 20.7%
Aberdeen Asset Management PLC	8,940	48,412
Anglo American PLC (United Kingdom)	1,003	27,841
Antofagasta PLC	4,898	101,074
AstraZeneca PLC:
(United Kingdom)	1,546	73,432
sponsored ADR (e)	3,188	151,558
Aviva PLC	2,468	13,890
BAE Systems PLC	7,610	39,906
Barclays PLC	35,080	139,139
BG Group PLC	4,557	78,121
BHP Billiton PLC	2,385	75,116
BP PLC	56,075	389,289
British American Tobacco PLC (United Kingdom)	6,174	324,326
British Land Co. PLC	103	908
British Sky Broadcasting Group PLC	9,573	116,411
BT Group PLC	25,000	93,501
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Centrica PLC	60	$ 313
Cobham PLC	25,347	86,093
Diageo PLC	3,141	93,687
GlaxoSmithKline PLC	1,351	28,933
GlaxoSmithKline PLC sponsored ADR	7,029	302,317
HSBC Holdings PLC:
(United Kingdom)	35,076	358,201
sponsored ADR	2,293	117,241
Imperial Tobacco Group PLC	4,433	177,345
ITV PLC	61,891	98,068
J Sainsbury PLC	10,951	59,899
Kazakhmys PLC	7,652	87,473
Legal & General Group PLC	25,292	59,040
Lloyds Banking Group PLC (a)	47,215	35,258
Marks & Spencer Group PLC	16,428	102,806
National Grid PLC	15,411	174,196
Next PLC	611	35,838
Old Mutual PLC	25,025	68,681
Pearson PLC	50	945
Prudential PLC	3,990	58,002
Reckitt Benckiser Group PLC	2,221	139,666
Rexam PLC	1,920	13,464
Rio Tinto PLC	4,838	240,238
Royal Dutch Shell PLC:
Class A (United Kingdom)	7,225	241,904
Class B (United Kingdom)	10,077	347,848
SABMiller PLC	399	18,075
Serco Group PLC	74	649
Standard Chartered PLC (United Kingdom)	7,177	167,305
Tate & Lyle PLC	8,200	101,554
Tesco PLC	34,279	178,545
Unilever PLC	1,017	39,023
Vodafone Group PLC	149,555	385,797
Xstrata PLC	6	99
TOTAL UNITED KINGDOM		5,491,427
TOTAL COMMON STOCKS (Cost $24,187,681)		24,869,131
Nonconvertible Preferred Stocks - 1.6%

Germany - 1.6%
Henkel AG & Co. KGaA	1,731	144,643
ProSiebenSat.1 Media AG	3,205	93,807
Volkswagen AG	824	178,377
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $360,107)		416,827
Government Obligations - 0.2%
	Principal Amount	Value
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.15% 4/11/13 (f) (Cost $59,968)	$ 60,000	$ 59,977
Money Market Funds - 3.9%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	888,953	888,953
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(d)	151,704	151,704
TOTAL MONEY MARKET FUNDS (Cost $1,040,657)		1,040,657
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $25,648,413)		26,386,592
NET OTHER ASSETS (LIABILITIES) - 0.4%		115,701
NET ASSETS - 100%		$ 26,502,293
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
11 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2012	$ 857,615	$ 2,762

The face value of futures purchased as a percentage of net assets is 3.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $59,977.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 661
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,843,492	$ 1,741,221	$ 1,102,271	$ -
Consumer Staples	3,161,634	1,987,932	1,173,702	-
Energy	2,018,071	191,387	1,826,684	-
Financials	6,367,751	4,272,798	2,094,953	-
Health Care	2,735,246	1,379,527	1,355,719	-
Industrials	2,830,160	1,784,180	1,045,980	-
Information Technology	866,697	13,984	852,713	-
Materials	2,206,540	1,189,734	1,016,806	-
Telecommunication Services	1,348,433	411,395	937,038	-
Utilities	907,934	530,398	377,536	-
Government Obligations	59,977	-	59,977	-
Money Market Funds	1,040,657	1,040,657	-	-
Total Investments in Securities:	$ 26,386,592	$ 14,543,213	$ 11,843,379	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 2,762	$ 2,762	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing.

Transfers	Total
Level 1 to Level 2	$ 3,203,356
Level 2 to Level 1	$ 76,306
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $25,666,922. Net unrealized appreciation aggregated $719,670, of which $2,904,195 related to appreciated investment securities and $2,184,525 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Growth
Enhanced Index Fund

November 30, 2012

1.859523.105

GEI-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 16.0%
Auto Components - 0.5%
Delphi Automotive PLC (e)	26,257	$ 892,475
Automobiles - 0.3%
Thor Industries, Inc. (e)	11,815	445,898
Distributors - 0.3%
Genuine Parts Co.	8,971	583,922
Hotels, Restaurants & Leisure - 2.3%
Bally Technologies, Inc. (a)(e)	12,866	580,771
McDonald's Corp.	18,216	1,585,521
Starbucks Corp.	27,326	1,417,400
Yum! Brands, Inc.	3,326	223,108
		3,806,800
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)(e)	6,240	1,572,792
Liberty Media Corp. Interactive Series A (a)	32,900	634,970
Priceline.com, Inc. (a)	346	229,453
		2,437,215
Leisure Equipment & Products - 0.4%
Polaris Industries, Inc.	8,648	733,437
Media - 4.8%
Cinemark Holdings, Inc.	24,533	667,298
Comcast Corp. Class A	43,448	1,615,397
DIRECTV (a)	26,810	1,332,457
DISH Network Corp. Class A	22,572	836,067
McGraw-Hill Companies, Inc.	18,240	968,726
News Corp. Class A	12,817	315,811
The Walt Disney Co.	5,066	251,578
Time Warner Cable, Inc.	13,484	1,279,497
Viacom, Inc. Class B (non-vtg.)	16,153	833,656
		8,100,487
Multiline Retail - 0.5%
Kohl's Corp.	3,545	158,284
Macy's, Inc.	17,220	666,414
Nordstrom, Inc.	100	5,409
Target Corp.	80	5,050
		835,157
Specialty Retail - 5.1%
American Eagle Outfitters, Inc.	20,613	436,996
Foot Locker, Inc.	18,702	670,280
Gap, Inc.	23,300	802,918
Home Depot, Inc.	45,233	2,943,311
Limited Brands, Inc.	16,663	868,975
O'Reilly Automotive, Inc. (a)	100	9,408
PetSmart, Inc.	11,000	777,260
Ross Stores, Inc.	13,626	775,592
TJX Companies, Inc.	29,500	1,308,030
		8,592,770

	Shares	Value
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	3,583	$ 349,271
PVH Corp. (e)	900	103,131
		452,402
TOTAL CONSUMER DISCRETIONARY		26,880,563
CONSUMER STAPLES - 13.8%
Beverages - 3.1%
PepsiCo, Inc.	29,229	2,052,168
The Coca-Cola Co.	82,880	3,142,810
		5,194,978
Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	4,639	482,410
CVS Caremark Corp.	16,963	788,949
Kroger Co.	35,040	919,450
Wal-Mart Stores, Inc.	38,534	2,775,219
		4,966,028
Food Products - 2.6%
Campbell Soup Co. (e)	20,315	746,576
General Mills, Inc.	25,670	1,052,213
Hillshire Brands Co.	14,901	414,993
Hormel Foods Corp. (e)	20,203	626,495
Ingredion, Inc.	9,414	611,439
Kraft Foods Group, Inc. (a)	1,724	77,959
The Hershey Co.	11,310	828,684
		4,358,359
Household Products - 2.5%
Church & Dwight Co., Inc. (e)	13,210	715,322
Colgate-Palmolive Co. (e)	13,311	1,444,244
Kimberly-Clark Corp.	13,808	1,183,622
Procter & Gamble Co.	13,395	935,373
		4,278,561
Tobacco - 2.6%
Altria Group, Inc.	21,731	734,725
Philip Morris International, Inc.	40,659	3,654,431
		4,389,156
TOTAL CONSUMER STAPLES		23,187,082
ENERGY - 3.9%
Energy Equipment & Services - 1.3%
Diamond Offshore Drilling, Inc. (e)	8,144	561,936
Schlumberger Ltd.	23,473	1,681,136
		2,243,072
Oil, Gas & Consumable Fuels - 2.6%
Chevron Corp.	5,107	539,759
EOG Resources, Inc. (e)	2,156	253,589
Exxon Mobil Corp.	6,318	556,869
HollyFrontier Corp.	16,831	762,949
Marathon Petroleum Corp. (e)	12,960	771,638
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Phillips 66	14,343	$ 751,143
Western Refining, Inc. (e)	24,500	711,725
		4,347,672
TOTAL ENERGY		6,590,744
FINANCIALS - 5.4%
Capital Markets - 1.3%
Franklin Resources, Inc.	5,400	712,908
Goldman Sachs Group, Inc.	5,384	634,181
SEI Investments Co. (e)	30,022	660,784
Waddell & Reed Financial, Inc. Class A	6,600	214,434
		2,222,307
Commercial Banks - 0.7%
Fifth Third Bancorp	38,400	562,176
Wells Fargo & Co.	20,509	677,002
		1,239,178
Consumer Finance - 1.3%
American Express Co.	25,525	1,426,848
Discover Financial Services	16,490	686,149
		2,112,997
Diversified Financial Services - 0.2%
CBOE Holdings, Inc.	12,497	374,660
Insurance - 0.5%
Allied World Assurance Co. Holdings Ltd.	7,787	632,071
Validus Holdings Ltd.	5,266	186,732
		818,803
Real Estate Investment Trusts - 1.2%
American Tower Corp.	2,102	157,503
Extra Space Storage, Inc.	17,737	623,456
Public Storage	6,259	880,266
Simon Property Group, Inc.	2,520	383,368
		2,044,593
Thrifts & Mortgage Finance - 0.2%
Ocwen Financial Corp. (a)	6,807	244,099
TOTAL FINANCIALS		9,056,637
HEALTH CARE - 12.8%
Biotechnology - 2.4%
Amgen, Inc.	25,530	2,267,064
Biogen Idec, Inc. (a)	2,086	311,002
Celgene Corp. (a)	3,831	301,078
Gilead Sciences, Inc. (a)	10,885	816,375
United Therapeutics Corp. (a)(e)	8,116	426,496
		4,122,015
Health Care Equipment & Supplies - 2.4%
Baxter International, Inc.	20,875	1,383,386

	Shares	Value
Medtronic, Inc.	15,427	$ 649,631
Sirona Dental Systems, Inc. (a)	200	12,522
St. Jude Medical, Inc.	21,116	723,856
Stryker Corp.	351	19,010
Thoratec Corp. (a)	16,188	602,194
Zimmer Holdings, Inc.	9,841	649,211
		4,039,810
Health Care Providers & Services - 2.9%
Aetna, Inc. (e)	14,923	644,524
Cardinal Health, Inc.	16,648	673,412
Express Scripts Holding Co. (a)	8,549	460,364
Health Net, Inc. (a)(e)	22,178	522,292
Humana, Inc.	8,001	523,345
McKesson Corp.	11,549	1,091,034
Omnicare, Inc. (e)	5,522	200,117
UnitedHealth Group, Inc.	2,723	148,104
WellPoint, Inc.	10,387	580,633
		4,843,825
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	20,292	776,981
Charles River Laboratories International, Inc. (a)	200	7,674
		784,655
Pharmaceuticals - 4.6%
Abbott Laboratories	43,692	2,839,980
Allergan, Inc.	1,781	165,188
Bristol-Myers Squibb Co.	42,300	1,380,249
Eli Lilly & Co.	20,697	1,014,981
Johnson & Johnson	23,237	1,620,316
Merck & Co., Inc.	3,936	174,365
Warner Chilcott PLC	49,100	572,506
		7,767,585
TOTAL HEALTH CARE		21,557,890
INDUSTRIALS - 11.7%
Aerospace & Defense - 3.4%
General Dynamics Corp.	5,205	346,133
Honeywell International, Inc.	9,275	568,836
Lockheed Martin Corp.	10,949	1,021,542
Northrop Grumman Corp.	8,621	575,021
Precision Castparts Corp.	472	86,560
Raytheon Co.	10,044	573,814
Spirit AeroSystems Holdings, Inc. Class A (a)	15,001	236,266
Textron, Inc.	20,400	479,196
The Boeing Co.	8,713	647,202
United Technologies Corp.	14,095	1,129,150
		5,663,720
Air Freight & Logistics - 1.1%
United Parcel Service, Inc. Class B	24,918	1,821,755
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.6%
Copa Holdings SA Class A	6,476	$ 614,184
Delta Air Lines, Inc. (a)	34,638	346,380
		960,564
Commercial Services & Supplies - 0.8%
Cintas Corp.	15,706	650,857
Copart, Inc. (a)	24,841	750,447
		1,401,304
Construction & Engineering - 0.4%
Chicago Bridge & Iron Co. NV unit (e)	16,966	689,329
Electrical Equipment - 0.5%
Emerson Electric Co.	3,672	184,445
Hubbell, Inc. Class B	8,719	734,576
		919,021
Industrial Conglomerates - 1.4%
3M Co.	21,134	1,922,137
General Electric Co.	19,347	408,802
		2,330,939
Machinery - 1.8%
Caterpillar, Inc.	8,980	765,455
Deere & Co. (e)	2,849	239,458
Illinois Tool Works, Inc. (e)	1,326	81,642
Lincoln Electric Holdings, Inc.	14,772	701,818
Mueller Industries, Inc.	8,273	395,118
Timken Co.	3,653	164,568
Toro Co.	200	8,972
Wabtec Corp.	7,700	651,574
		3,008,605
Marine - 0.2%
Matson, Inc. (e)	13,663	314,249
Professional Services - 0.4%
Equifax, Inc.	14,021	718,436
Road & Rail - 1.1%
Union Pacific Corp.	15,412	1,892,285
TOTAL INDUSTRIALS		19,720,207
INFORMATION TECHNOLOGY - 29.7%
Communications Equipment - 2.5%
Cisco Systems, Inc.	30,770	581,861
Harris Corp.	12,534	590,727
QUALCOMM, Inc.	48,893	3,110,573
		4,283,161
Computers & Peripherals - 7.7%
Apple, Inc.	21,003	12,292,633
EMC Corp. (a)	27,693	687,340
		12,979,973
Internet Software & Services - 3.7%
AOL, Inc.	18,315	687,179

	Shares	Value
eBay, Inc. (a)	16,622	$ 877,974
Google, Inc. Class A (a)	6,595	4,605,750
		6,170,903
IT Services - 8.1%
Accenture PLC Class A (e)	24,273	1,648,622
Automatic Data Processing, Inc.	2,599	147,519
Booz Allen Hamilton Holding Corp. Class A	14,388	201,576
Broadridge Financial Solutions, Inc.	27,527	649,912
DST Systems, Inc.	100	5,764
Fidelity National Information Services, Inc.	7,404	267,284
Genpact Ltd. (e)	1,823	29,259
Global Payments, Inc.	15,751	691,626
IBM Corp.	26,089	4,958,736
Lender Processing Services, Inc.	23,932	594,710
MasterCard, Inc. Class A	3,820	1,866,758
The Western Union Co.	25,300	319,033
Total System Services, Inc. (e)	26,282	576,890
Visa, Inc. Class A	11,462	1,715,976
		13,673,665
Semiconductors & Semiconductor Equipment - 2.2%
Avago Technologies Ltd.	20,744	728,114
Intel Corp.	110,979	2,171,859
Maxim Integrated Products, Inc.	25,595	747,118
		3,647,091
Software - 5.5%
CA Technologies, Inc. (e)	24,147	535,098
Microsoft Corp.	196,464	5,229,872
Oracle Corp.	108,918	3,496,268
		9,261,238
TOTAL INFORMATION TECHNOLOGY		50,016,031
MATERIALS - 2.9%
Chemicals - 2.9%
CF Industries Holdings, Inc. (e)	3,482	745,252
E.I. du Pont de Nemours & Co.	9,002	388,346
LyondellBasell Industries NV Class A	11,998	596,661
Monsanto Co.	18,361	1,681,684
NewMarket Corp.	2,480	658,068
Praxair, Inc.	2,486	266,524
Westlake Chemical Corp.	6,981	505,494
		4,842,029
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
Verizon Communications, Inc.	78,202	3,450,272
UTILITIES - 0.8%
Electric Utilities - 0.6%
Cleco Corp.	12,383	498,911
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Duke Energy Corp.	5,605	$ 357,711
PPL Corp.	8,558	251,177
		1,107,799
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	8,721	172,065
Water Utilities - 0.1%
Aqua America, Inc. (e)	5,482	140,010
TOTAL UTILITIES		1,419,874
TOTAL COMMON STOCKS (Cost $146,175,337)		166,721,329
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.15% 12/6/12 to 12/20/12 (f) (Cost $299,982)	$ 300,000	299,993
Money Market Funds - 9.3%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	1,078,224	1,078,224
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(d)	14,636,225	14,636,225
TOTAL MONEY MARKET FUNDS (Cost $15,714,449)		15,714,449
TOTAL INVESTMENT PORTFOLIO - 108.6% (Cost $162,189,768)		182,735,771
NET OTHER ASSETS (LIABILITIES) - (8.6)%		(14,534,986)
NET ASSETS - 100%		$ 168,200,785
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
20 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 1,414,400	$ (44,759)

The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $299,993.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned

Fidelity Securities Lending Cash Central Fund	$ 23,067
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 26,880,563	$ 26,880,563	$ -	$ -
Consumer Staples	23,187,082	23,187,082	-	-
Energy	6,590,744	6,590,744	-	-
Financials	9,056,637	9,056,637	-	-
Health Care	21,557,890	21,557,890	-	-
Industrials	19,720,207	19,720,207	-	-
Information Technology	50,016,031	50,016,031	-	-
Materials	4,842,029	4,842,029	-	-
Telecommunication Services	3,450,272	3,450,272	-	-
Utilities	1,419,874	1,419,874	-	-
U.S. Government and Government Agency Obligations	299,993	-	299,993	-
Money Market Funds	15,714,449	15,714,449	-	-
Total Investments in Securities:	$ 182,735,771	$ 182,435,778	$ 299,993	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (44,759)	$ (44,759)	$ -	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $162,232,485. Net unrealized appreciation aggregated $20,503,286, of which $24,034,803 related to appreciated investment securities and $3,531,517 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Core
Enhanced Index Fund

November 30, 2012

1.859522.105

CEI-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.4%
Delphi Automotive PLC	29,624	$ 1,006,920
Automobiles - 0.0%
Ford Motor Co.	1,100	12,595
Diversified Consumer Services - 0.0%
Apollo Group, Inc. Class A (non-vtg.) (a)	346	6,640
Hotels, Restaurants & Leisure - 1.4%
International Game Technology	54,502	755,943
McDonald's Corp.	10,017	871,880
Starbucks Corp.	29,440	1,527,053
Wynn Resorts Ltd.	2,989	335,964
		3,490,840
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)(e)	3,619	912,169
Liberty Media Corp. Interactive Series A (a)	45,576	879,617
		1,791,786
Media - 4.2%
Comcast Corp. Class A	31,277	1,162,879
DIRECTV (a)	5,769	286,719
DISH Network Corp. Class A	27,807	1,029,971
Gannett Co., Inc.	49,744	890,418
McGraw-Hill Companies, Inc.	22,793	1,210,536
News Corp. Class A	76,689	1,889,617
The Walt Disney Co.	18,836	935,396
Time Warner Cable, Inc.	14,488	1,374,766
Viacom, Inc. Class B (non-vtg.)	26,193	1,351,821
		10,132,123
Multiline Retail - 0.9%
Dillard's, Inc. Class A	10,029	891,678
Macy's, Inc.	30,139	1,166,379
		2,058,057
Specialty Retail - 3.0%
Foot Locker, Inc.	21,511	770,954
Gap, Inc.	34,869	1,201,586
Home Depot, Inc.	42,866	2,789,291
PetSmart, Inc.	14,180	1,001,959
TJX Companies, Inc.	33,325	1,477,631
		7,241,421
TOTAL CONSUMER DISCRETIONARY		25,740,382
CONSUMER STAPLES - 11.7%
Beverages - 1.3%
PepsiCo, Inc.	17,496	1,228,394
The Coca-Cola Co.	49,931	1,893,384
		3,121,778
Food & Staples Retailing - 2.7%
CVS Caremark Corp.	40,359	1,877,097

	Shares	Value
Kroger Co.	46,407	$ 1,217,720
Wal-Mart Stores, Inc.	43,598	3,139,928
Walgreen Co.	10,455	354,529
		6,589,274
Food Products - 2.8%
Archer Daniels Midland Co.	38,474	1,027,256
Campbell Soup Co.	13,942	512,369
ConAgra Foods, Inc.	38,595	1,152,447
Hillshire Brands Co.	4,312	120,089
Hormel Foods Corp. (e)	23,103	716,424
Ingredion, Inc.	12,768	829,282
Kraft Foods Group, Inc. (a)	1,486	67,197
Mondelez International, Inc. (a)	12,695	328,674
Smithfield Foods, Inc. (a)	671	15,010
The Hershey Co.	13,802	1,011,273
Tyson Foods, Inc. Class A	54,233	1,039,647
		6,819,668
Household Products - 2.9%
Colgate-Palmolive Co. (e)	9,554	1,036,609
Kimberly-Clark Corp.	16,917	1,450,125
Procter & Gamble Co.	63,465	4,431,761
		6,918,495
Tobacco - 2.0%
Altria Group, Inc.	35,215	1,190,619
Philip Morris International, Inc.	41,528	3,732,537
		4,923,156
TOTAL CONSUMER STAPLES		28,372,371
ENERGY - 10.5%
Energy Equipment & Services - 0.6%
Diamond Offshore Drilling, Inc. (e)	9,167	632,523
Schlumberger Ltd.	13,341	955,482
		1,588,005
Oil, Gas & Consumable Fuels - 9.9%
Chevron Corp.	44,497	4,702,888
ConocoPhillips	37,663	2,144,531
Exxon Mobil Corp.	94,799	8,355,584
HollyFrontier Corp.	23,632	1,071,239
Marathon Petroleum Corp.	25,001	1,488,560
Murphy Oil Corp.	3,047	172,887
Occidental Petroleum Corp.	21,983	1,653,341
Phillips 66	30,814	1,613,729
Tesoro Corp.	5,827	246,366
Valero Energy Corp.	42,688	1,377,115
Western Refining, Inc. (e)	35,200	1,022,560
		23,848,800
TOTAL ENERGY		25,436,805
Common Stocks - continued
	Shares	Value
FINANCIALS - 14.6%
Capital Markets - 1.2%
Goldman Sachs Group, Inc.	17,180	$ 2,023,632
SEI Investments Co.	39,382	866,798
		2,890,430
Commercial Banks - 2.8%
CapitalSource, Inc.	24,900	200,445
Fifth Third Bancorp	77,401	1,133,151
KeyCorp	116,000	937,280
PNC Financial Services Group, Inc.	176	9,881
Regions Financial Corp.	24,584	163,975
U.S. Bancorp	12,232	394,604
Wells Fargo & Co.	121,571	4,013,059
		6,852,395
Consumer Finance - 1.3%
American Express Co.	32,020	1,789,918
Discover Financial Services	33,689	1,401,799
		3,191,717
Diversified Financial Services - 3.9%
Bank of America Corp.	287,272	2,832,502
Citigroup, Inc.	78,611	2,717,582
JPMorgan Chase & Co.	93,299	3,832,723
		9,382,807
Insurance - 4.1%
ACE Ltd.	17,027	1,349,049
Allied World Assurance Co. Holdings Ltd.	10,348	839,947
American International Group, Inc. (a)	46,773	1,549,589
Axis Capital Holdings Ltd.	23,137	832,238
Berkshire Hathaway, Inc. Class B (a)	25,885	2,279,951
CNA Financial Corp.	28,359	800,575
Loews Corp.	24,945	1,019,752
Marsh & McLennan Companies, Inc.	34,756	1,224,106
		9,895,207
Real Estate Investment Trusts - 0.9%
Extra Space Storage, Inc.	21,685	762,228
General Growth Properties, Inc.	45,596	883,195
Public Storage	2,421	340,489
Simon Property Group, Inc.	1,003	152,586
Weyerhaeuser Co.	4,440	122,366
		2,260,864
Thrifts & Mortgage Finance - 0.4%
Ocwen Financial Corp. (a)	23,233	833,135
TOTAL FINANCIALS		35,306,555

	Shares	Value
HEALTH CARE - 12.7%
Biotechnology - 1.0%
Amgen, Inc.	25,057	$ 2,225,062
Gilead Sciences, Inc. (a)	3,237	242,775
		2,467,837
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	1,724	114,249
Covidien PLC (e)	4,243	246,561
Medtronic, Inc.	39,529	1,664,566
St. Jude Medical, Inc.	27,125	929,845
		2,955,221
Health Care Providers & Services - 3.0%
Aetna, Inc.	28,190	1,217,526
Cardinal Health, Inc.	25,729	1,040,738
Humana, Inc.	14,619	956,229
McKesson Corp.	12,940	1,222,442
UnitedHealth Group, Inc.	32,960	1,792,694
WellPoint, Inc.	18,226	1,018,833
		7,248,462
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	26,609	1,018,859
Pharmaceuticals - 7.1%
Abbott Laboratories	41,156	2,675,140
Bristol-Myers Squibb Co.	7,975	260,224
Eli Lilly & Co.	39,052	1,915,110
Johnson & Johnson	62,705	4,372,420
Merck & Co., Inc.	76,099	3,371,186
Pfizer, Inc.	173,173	4,332,788
Warner Chilcott PLC	11,100	129,426
		17,056,294
TOTAL HEALTH CARE		30,746,673
INDUSTRIALS - 9.6%
Aerospace & Defense - 3.3%
Alliant Techsystems, Inc.	2,500	150,000
General Dynamics Corp.	18,529	1,232,179
Honeywell International, Inc.	11,280	691,802
Lockheed Martin Corp.	14,113	1,316,743
Northrop Grumman Corp.	17,810	1,187,927
Raytheon Co.	21,110	1,206,014
The Boeing Co.	4,596	341,391
United Technologies Corp.	23,908	1,915,270
		8,041,326
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	24,447	1,787,320
Airlines - 0.6%
Alaska Air Group, Inc. (a)	10,420	445,455
Copa Holdings SA Class A	8,261	783,473
Southwest Airlines Co.	12,826	122,232
		1,351,160
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.4%
Cintas Corp.	20,751	$ 859,921
Electrical Equipment - 0.0%
Emerson Electric Co.	400	20,092
Industrial Conglomerates - 2.9%
3M Co.	21,834	1,985,802
General Electric Co.	238,881	5,047,556
		7,033,358
Machinery - 0.9%
Caterpillar, Inc.	2,781	237,052
Cummins, Inc.	644	63,215
Dover Corp.	1,030	65,498
Illinois Tool Works, Inc. (e)	1,887	116,183
Lincoln Electric Holdings, Inc.	2,600	123,526
Mueller Industries, Inc.	17,075	815,502
Sauer-Danfoss, Inc.	5,760	302,573
WABCO Holdings, Inc. (a)	6,662	413,377
		2,136,926
Marine - 0.1%
Matson, Inc. (e)	10,903	250,769
Road & Rail - 0.7%
Union Pacific Corp.	14,733	1,808,918
TOTAL INDUSTRIALS		23,289,790
INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 2.1%
Brocade Communications Systems, Inc. (a)(e)	134,000	761,120
Cisco Systems, Inc.	144,937	2,740,759
QUALCOMM, Inc.	24,022	1,528,280
		5,030,159
Computers & Peripherals - 4.3%
Apple, Inc.	15,950	9,335,209
EMC Corp. (a)	6,005	149,044
Seagate Technology (e)	33,600	843,360
		10,327,613
Electronic Equipment & Components - 0.3%
FLIR Systems, Inc.	41,181	840,092
Internet Software & Services - 1.7%
eBay, Inc. (a)	5,000	264,100
Google, Inc. Class A (a)	5,568	3,888,524
		4,152,624
IT Services - 4.9%
Accenture PLC Class A (e)	24,881	1,689,918
Computer Sciences Corp.	6,352	241,757
Fidelity National Information Services, Inc.	28,066	1,013,183
Fiserv, Inc. (a)	142	10,933

	Shares	Value
IBM Corp.	19,729	$ 3,749,891
MasterCard, Inc. Class A	3,830	1,871,644
Total System Services, Inc.	37,300	818,735
Visa, Inc. Class A	16,195	2,424,553
		11,820,614
Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp.	126,673	2,478,991
Marvell Technology Group Ltd.	39,191	332,340
		2,811,331
Software - 3.2%
Microsoft Corp.	168,490	4,485,204
Oracle Corp.	100,501	3,226,082
		7,711,286
TOTAL INFORMATION TECHNOLOGY		42,693,719
MATERIALS - 2.7%
Chemicals - 2.3%
CF Industries Holdings, Inc.	5,607	1,200,066
LyondellBasell Industries NV Class A	19,940	991,616
Monsanto Co.	20,387	1,867,245
PPG Industries, Inc. (e)	11,440	1,421,649
		5,480,576
Containers & Packaging - 0.4%
Graphic Packaging Holding Co. (a)	137,126	889,948
Metals & Mining - 0.0%
Freeport-McMoRan Copper & Gold, Inc.	370	14,434
Paper & Forest Products - 0.0%
International Paper Co.	400	14,856
TOTAL MATERIALS		6,399,814
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.	129,536	4,421,064
Verizon Communications, Inc.	73,316	3,234,702
		7,655,766
UTILITIES - 4.1%
Electric Utilities - 2.5%
American Electric Power Co., Inc.	29,924	1,276,259
Duke Energy Corp.	20,102	1,282,910
Entergy Corp.	15,565	989,000
NV Energy, Inc.	39,100	716,703
Portland General Electric Co.	29,726	803,494
Southern Co. (e)	21,437	933,581
		6,001,947
Multi-Utilities - 1.2%
Alliant Energy Corp.	2,761	123,748
Ameren Corp.	26,808	803,436
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
CenterPoint Energy, Inc.	49,217	$ 971,051
Public Service Enterprise Group, Inc.	36,334	1,093,290
		2,991,525
Water Utilities - 0.4%
American Water Works Co., Inc.	21,543	822,296
TOTAL UTILITIES		9,815,768
TOTAL COMMON STOCKS (Cost $231,358,425)		235,457,643
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.12% 12/6/12 to 4/11/13 (f) (Cost $499,908)	$ 500,000	499,924
Money Market Funds - 6.2%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	5,067,942	5,067,942
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(d)	9,980,200	9,980,200
TOTAL MONEY MARKET FUNDS (Cost $15,048,142)		15,048,142
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $246,906,475)	251,005,709
NET OTHER ASSETS (LIABILITIES) - (3.8)%	(9,235,182)
NET ASSETS - 100%	$ 241,770,527
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ Depreciation)
Purchased
Equity Index Contracts
90 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 6,364,800	$ (152,580)

The face value of futures purchased as a percentage of net assets is 2.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $359,976.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 15,491
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 25,740,382	$ 25,740,382	$ -	$ -
Consumer Staples	28,372,371	28,372,371	-	-
Energy	25,436,805	25,436,805	-	-
Financials	35,306,555	35,306,555	-	-
Health Care	30,746,673	30,746,673	-	-
Industrials	23,289,790	23,289,790	-	-
Information Technology	42,693,719	42,693,719	-	-
Materials	6,399,814	6,399,814	-	-
Telecommunication Services	7,655,766	7,655,766	-	-
Utilities	9,815,768	9,815,768	-	-
U.S. Government and Government Agency Obligations	499,924	-	499,924	-
Money Market Funds	15,048,142	15,048,142	-	-
Total Investments in Securities:	$ 251,005,709	$ 250,505,785	$ 499,924	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (152,580)	$ (152,580)	$ -	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $249,659,449. Net unrealized appreciation aggregated $1,346,260, of which $21,735,410 related to appreciated investment securities and $20,389,150 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Value
Enhanced Index Fund

November 30, 2012

1.859524.105

VEI-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.4%
Auto Components - 0.8%
Delphi Automotive PLC	10,310	$ 350,437
Lear Corp.	8,195	357,876
		708,313
Automobiles - 1.0%
Ford Motor Co.	22,012	252,037
General Motors Co. (a)	13,747	355,772
Thor Industries, Inc. (e)	7,060	266,444
		874,253
Diversified Consumer Services - 0.0%
Apollo Group, Inc. Class A(non-vtg.) (a)	92	1,765
Household Durables - 0.4%
Leggett & Platt, Inc.	13,467	375,056
Internet & Catalog Retail - 0.5%
Liberty Media Corp. InteractiveSeries A (a)	21,488	414,718
Media - 3.2%
Comcast Corp. Class A	25,732	956,716
DISH Network Corp. Class A	10,265	380,216
News Corp. Class A	28,601	704,729
The Walt Disney Co.	6,919	343,598
Time Warner Cable, Inc.	846	80,277
Time Warner, Inc.	5,081	240,331
		2,705,867
Multiline Retail - 0.7%
Macy's, Inc.	11,772	455,576
Target Corp.	2,763	174,428
		630,004
Specialty Retail - 1.8%
Foot Locker, Inc.	9,695	347,469
Gap, Inc.	9,170	315,998
Home Depot, Inc.	5,858	381,180
Limited Brands, Inc.	1,335	69,620
Lowe's Companies, Inc.	3,191	115,163
Staples, Inc. (e)	25,140	294,138
		1,523,568
TOTAL CONSUMER DISCRETIONARY		7,233,544
CONSUMER STAPLES - 8.2%
Beverages - 0.1%
The Coca-Cola Co.	2,696	102,232
Food & Staples Retailing - 2.3%
CVS Caremark Corp.	9,289	432,031
Kroger Co.	7,400	194,176
Safeway, Inc. (e)	20,562	351,816
Wal-Mart Stores, Inc.	5,487	395,174
Walgreen Co.	18,766	636,355
		2,009,552

	Shares	Value
Food Products - 3.1%
Archer Daniels Midland Co.	18,431	$ 492,108
ConAgra Foods, Inc.	13,990	417,741
Ingredion, Inc.	5,188	336,961
Kraft Foods Group, Inc. (a)	6,889	311,521
Mondelez International, Inc. (a)	25,614	663,146
Smithfield Foods, Inc. (a)	2,376	53,151
Tyson Foods, Inc. Class A	18,903	362,371
		2,636,999
Household Products - 2.7%
Procter & Gamble Co.	32,858	2,294,474
Tobacco - 0.0%
Reynolds American, Inc.	10	437
TOTAL CONSUMER STAPLES		7,043,694
ENERGY - 15.1%
Energy Equipment & Services - 0.5%
Diamond Offshore Drilling, Inc. (e)	4,922	339,618
Helix Energy Solutions Group, Inc. (a)	6,019	105,393
		445,011
Oil, Gas & Consumable Fuels - 14.6%
Anadarko Petroleum Corp.	2,163	158,310
Apache Corp.	817	62,983
Chevron Corp.	25,241	2,667,721
ConocoPhillips	20,236	1,152,238
Exxon Mobil Corp.	55,792	4,917,501
HollyFrontier Corp.	10,489	475,466
Marathon Petroleum Corp.	10,039	597,722
Murphy Oil Corp.	61	3,461
Occidental Petroleum Corp.	6,193	465,776
Phillips 66	14,129	739,936
Tesoro Corp.	9,724	411,131
Valero Energy Corp.	17,043	549,807
Western Refining, Inc. (e)	12,570	365,159
		12,567,211
TOTAL ENERGY		13,012,222
FINANCIALS - 26.7%
Capital Markets - 2.6%
American Capital Ltd. (a)	19,185	229,836
Bank of New York Mellon Corp.	1,933	46,276
Franklin Resources, Inc.	337	44,491
Goldman Sachs Group, Inc.	8,317	979,659
Invesco Ltd.	12,309	307,602
Legg Mason, Inc.	1,222	31,198
Morgan Stanley	10,226	172,513
Raymond James Financial, Inc.	2,065	77,954
SEI Investments Co.	16,392	360,788
		2,250,317
Commercial Banks - 5.2%
CapitalSource, Inc. (e)	21,000	169,050
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp	31,655	$ 463,429
KeyCorp	46,274	373,894
PNC Financial Services Group, Inc.	791	44,407
Regions Financial Corp.	62,111	414,280
SunTrust Banks, Inc.	17,818	483,759
U.S. Bancorp	13,750	443,575
Wells Fargo & Co.	62,650	2,068,077
		4,460,471
Consumer Finance - 2.0%
American Express Co.	9,702	542,342
Capital One Financial Corp.	9,930	571,968
Discover Financial Services	14,945	621,861
		1,736,171
Diversified Financial Services - 5.9%
Bank of America Corp.	154,192	1,520,333
Citigroup, Inc.	43,046	1,488,100
Interactive Brokers Group, Inc.	200	3,058
JPMorgan Chase & Co.	51,322	2,108,308
		5,119,799
Insurance - 8.1%
ACE Ltd.	7,857	622,510
Allied World Assurance Co.Holdings Ltd.	3,821	310,151
Allstate Corp.	8,482	343,351
American International Group, Inc. (a)	15,849	525,077
Aspen Insurance Holdings Ltd.	10,185	318,791
Axis Capital Holdings Ltd.	9,659	347,434
Berkshire Hathaway, Inc. Class B (a)	17,234	1,517,971
CNA Financial Corp.	9,300	262,539
Everest Re Group Ltd.	3,174	344,284
Fidelity National Financial, Inc. Class A	8,334	201,766
HCC Insurance Holdings, Inc.	9,205	339,480
Loews Corp.	9,728	397,681
Marsh & McLennan Companies, Inc.	9,838	346,494
MetLife, Inc.	1,543	51,212
PartnerRe Ltd.	4,429	367,076
ProAssurance Corp.	3,641	330,166
Prudential Financial, Inc.	700	36,484
Torchmark Corp.	43	2,236
Validus Holdings Ltd.	8,896	315,452
		6,980,155
Real Estate Investment Trusts - 2.8%
Camden Property Trust (SBI)	35	2,300
CBL & Associates Properties, Inc.	13,756	309,648
CommonWealth REIT	5,217	78,933
Extra Space Storage, Inc.	8,551	300,568
General Growth Properties, Inc.	21,308	412,736
Liberty Property Trust (SBI) (e)	9,305	324,093
MFA Financial, Inc.	38,840	326,644

	Shares	Value
Public Storage	2,333	$ 328,113
Retail Properties America, Inc.	9,992	122,702
Weyerhaeuser Co.	8,561	235,941
		2,441,678
Thrifts & Mortgage Finance - 0.1%
Washington Federal, Inc.	3,064	49,238
TOTAL FINANCIALS		23,037,829
HEALTH CARE - 12.4%
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (a)	1,559	8,637
Covidien PLC (e)	657	38,178
Medtronic, Inc.	9,305	391,834
Thoratec Corp. (a)	6,130	228,036
Zimmer Holdings, Inc.	664	43,804
		710,489
Health Care Providers & Services - 3.3%
Aetna, Inc.	10,983	474,356
Cardinal Health, Inc.	5,859	236,997
Health Net, Inc. (a)	11,518	271,249
Humana, Inc.	5,415	354,195
McKesson Corp.	1,047	98,910
UnitedHealth Group, Inc.	17,110	930,613
WellPoint, Inc.	8,324	465,312
		2,831,632
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	6,996	267,877
Pharmaceuticals - 8.0%
Abbott Laboratories	5,027	326,755
Eli Lilly & Co.	14,309	701,713
Johnson & Johnson	28,044	1,955,508
Merck & Co., Inc.	41,302	1,829,679
Pfizer, Inc.	83,201	2,081,689
		6,895,344
TOTAL HEALTH CARE		10,705,342
INDUSTRIALS - 9.0%
Aerospace & Defense - 2.3%
Alliant Techsystems, Inc.	5,286	317,160
General Dynamics Corp.	7,868	523,222
Lockheed Martin Corp.	1,424	132,859
Northrop Grumman Corp.	7,562	504,385
Raytheon Co.	9,017	515,141
		1,992,767
Air Freight & Logistics - 0.4%
FedEx Corp.	460	41,184
United Parcel Service, Inc. Class B	3,923	286,811
		327,995
Airlines - 1.1%
Alaska Air Group, Inc. (a)	7,079	302,627
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Copa Holdings SA Class A	3,027	$ 287,081
Southwest Airlines Co.	39,169	373,281
		962,989
Commercial Services & Supplies - 0.4%
ADT Corp.	108	4,957
Cintas Corp.	7,706	319,337
Tyco International Ltd.	217	6,156
		330,450
Construction & Engineering - 0.2%
AECOM Technology Corp. (a)	6,584	148,733
Industrial Conglomerates - 3.7%
3M Co.	4,062	369,439
General Electric Co.	134,304	2,837,844
		3,207,283
Machinery - 0.6%
Dover Corp.	5,142	326,980
Mueller Industries, Inc.	3,290	157,130
Oshkosh Truck Corp. (a)	200	5,870
Pentair Ltd.	52	2,521
		492,501
Professional Services - 0.3%
Equifax, Inc.	5,866	300,574
TOTAL INDUSTRIALS		7,763,292
INFORMATION TECHNOLOGY - 5.1%
Communications Equipment - 2.4%
Brocade Communications Systems, Inc. (a)(e)	54,120	307,402
Cisco Systems, Inc.	76,988	1,455,843
QUALCOMM, Inc.	4,429	281,773
		2,045,018
Computers & Peripherals - 0.0%
Hewlett-Packard Co.	1,905	24,746
Electronic Equipment & Components - 0.3%
Tech Data Corp. (a)(e)	6,178	272,882
Internet Software & Services - 0.0%
AOL, Inc.	596	22,362
IT Services - 1.6%
Booz Allen Hamilton Holding Corp.Class A	21,252	297,741
Computer Sciences Corp.	4,918	187,179
CoreLogic, Inc. (a)	8,244	213,025
Fidelity National Information Services, Inc.	9,759	352,300
Total System Services, Inc.	14,114	309,802
		1,360,047
Semiconductors & Semiconductor Equipment - 0.5%
Applied Materials, Inc.	3,883	41,665

	Shares	Value
Intel Corp.	3,572	$ 69,904
Marvell Technology Group Ltd.	35,483	300,896
		412,465
Software - 0.3%
Microsoft Corp.	10,690	284,568
TOTAL INFORMATION TECHNOLOGY		4,422,088
MATERIALS - 2.8%
Chemicals - 2.1%
CF Industries Holdings, Inc.	2,040	436,621
Eastman Chemical Co.	5,708	347,332
Huntsman Corp.	23,395	384,614
LyondellBasell Industries NV Class A	8,832	439,215
Monsanto Co.	680	62,281
The Dow Chemical Co.	4,783	144,399
		1,814,462
Containers & Packaging - 0.4%
Graphic Packaging Holding Co. (a)	41,227	267,563
Packaging Corp. of America	1,741	63,442
		331,005
Metals & Mining - 0.3%
Coeur d'Alene Mines Corp. (a)	3,640	84,666
Freeport-McMoRan Copper &Gold, Inc.	3,530	137,705
Newmont Mining Corp.	865	40,733
		263,104
TOTAL MATERIALS		2,408,571
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	59,606	2,034,353
Verizon Communications, Inc.	7,820	345,018
		2,379,371
Wireless Telecommunication Services - 0.0%
MetroPCS Communications, Inc. (a)	3,414	36,359
TOTAL TELECOMMUNICATION SERVICES		2,415,730
UTILITIES - 6.8%
Electric Utilities - 4.0%
American Electric Power Co., Inc.	12,861	548,522
Cleco Corp.	6,456	260,112
Duke Energy Corp.	12,044	768,648
Entergy Corp.	6,253	397,316
Exelon Corp.	1,468	44,363
NextEra Energy, Inc.	700	48,097
NV Energy, Inc.	18,330	335,989
Pinnacle West Capital Corp.	7,298	375,555
Portland General Electric Co.	10,267	277,517
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Southern Co. (e)	3,743	$ 163,008
Xcel Energy, Inc.	10,615	287,136
		3,506,263
Gas Utilities - 0.0%
Atmos Energy Corp.	68	2,381
Multi-Utilities - 2.4%
Alliant Energy Corp.	7,844	351,568
Ameren Corp.	11,641	348,881
CenterPoint Energy, Inc.	19,158	377,987
Consolidated Edison, Inc.	7,856	438,286
Dominion Resources, Inc.	1,374	70,225
Public Service EnterpriseGroup, Inc.	15,351	461,912
		2,048,859
Water Utilities - 0.4%
American Water Works Co., Inc.	9,510	362,997
TOTAL UTILITIES		5,920,500
TOTAL COMMON STOCKS (Cost $71,672,954)		83,962,812
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.15% 12/20/12 (f) (Cost $99,992)	$ 100,000	99,997
Money Market Funds - 5.3%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	1,901,192	1,901,192
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(d)	2,650,100	2,650,100
TOTAL MONEY MARKET FUNDS (Cost $4,551,292)		4,551,292
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $76,324,238)		88,614,101
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(2,304,599)
NET ASSETS - 100%		$ 86,309,502
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
32 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 2,263,040	$ (17,577)

The face value of futures purchased as a percentage of net assets is 2.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $99,997.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 6,518
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,233,544	$ 7,233,544	$ -	$ -
Consumer Staples	7,043,694	7,043,694	-	-
Energy	13,012,222	13,012,222	-	-
Financials	23,037,829	23,037,829	-	-
Health Care	10,705,342	10,705,342	-	-
Industrials	7,763,292	7,763,292	-	-
Information Technology	4,422,088	4,422,088	-	-
Materials	2,408,571	2,408,571	-	-
Telecommunication Services	2,415,730	2,415,730	-	-
Utilities	5,920,500	5,920,500	-	-
U.S. Government and Government Agency Obligations	99,997	-	99,997	-
Money Market Funds	4,551,292	4,551,292	-	-
Total Investments in Securities:	$ 88,614,101	$ 88,514,104	$ 99,997	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (17,577)	$ (17,577)	$ -	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $76,430,411. Net unrealized appreciation aggregated $12,183,690, of which $13,729,861 related to appreciated investment securities and $1,546,171 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap
Enhanced Index Fund

November 30, 2012

1.870937.104

SCE-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.3%
Cooper Tire & Rubber Co.	6,439	$ 160,846
Standard Motor Products, Inc.	11,434	223,649
		384,495
Distributors - 0.1%
VOXX International Corp. (a)(e)	17,117	115,369
Hotels, Restaurants & Leisure - 3.1%
Ameristar Casinos, Inc.	20,825	414,418
Bluegreen Corp. (a)	1,322	12,493
Bob Evans Farms, Inc.	17,000	640,730
Cracker Barrel Old Country Store, Inc.	10,420	640,309
Einstein Noah Restaurant Group, Inc.	4,200	67,242
Frisch's Restaurants, Inc.	982	18,717
Interval Leisure Group, Inc.	392	7,381
Marriott Vacations Worldwide Corp.	16,353	651,013
Multimedia Games Holding Co., Inc. (a)	19,123	282,638
Papa John's International, Inc. (a)	12,342	653,262
Sonic Corp. (a)	26,473	268,171
Texas Roadhouse, Inc. Class A	11,400	189,354
The Cheesecake Factory, Inc. (e)	1,800	61,542
Town Sports International Holdings, Inc.	4,057	41,057
		3,948,327
Household Durables - 1.8%
Flexsteel Industries, Inc.	24,123	479,806
La-Z-Boy, Inc.	8,046	120,046
M.D.C. Holdings, Inc.	16,973	598,129
NACCO Industries, Inc. Class A	10,621	566,312
Tupperware Brands Corp.	9,194	596,231
		2,360,524
Internet & Catalog Retail - 0.3%
HSN, Inc.	6,600	349,074
Leisure Equipment & Products - 1.9%
Arctic Cat, Inc. (a)	14,239	535,814
Brunswick Corp.	31,633	815,182
Polaris Industries, Inc.	6,085	516,069
Smith & Wesson Holding Corp. (a)(e)	54,277	575,336
		2,442,401
Media - 0.6%
Fisher Communications, Inc.	14,502	364,145
Global Sources Ltd. (a)(e)	46,398	280,244
Scholastic Corp.	2,975	83,479
		727,868
Specialty Retail - 4.1%
ANN, Inc. (a)	20,048	672,610
Big 5 Sporting Goods Corp.	40,672	569,408
Brown Shoe Co., Inc. (e)	35,408	674,522
Destination Maternity Corp.	7,700	171,094
Express, Inc. (a)(e)	19,375	289,269
Finish Line, Inc. Class A	9,775	201,658

	Shares	Value
Haverty Furniture Companies, Inc.	4,483	$ 75,090
Kirkland's, Inc. (a)	622	5,654
Office Depot, Inc. (a)	7,512	25,240
OfficeMax, Inc. (e)	65,522	655,220
Penske Automotive Group, Inc.	8,455	246,294
Rent-A-Center, Inc.	17,738	616,573
Shoe Carnival, Inc.	749	16,560
The Cato Corp. Class A (sub. vtg.)	17,728	515,176
The Men's Wearhouse, Inc.	15,976	518,261
		5,252,629
Textiles, Apparel & Luxury Goods - 0.9%
Culp, Inc.	485	6,906
Movado Group, Inc.	19,293	669,274
Perry Ellis International, Inc. (a)(e)	3,628	78,655
The Jones Group, Inc.	21,364	251,241
Tumi Holdings, Inc.	7,885	177,176
Unifi, Inc. (a)	1,048	14,504
Warnaco Group, Inc. (a)	168	12,078
		1,209,834
TOTAL CONSUMER DISCRETIONARY		16,790,521
CONSUMER STAPLES - 4.7%
Beverages - 0.1%
Coca-Cola Bottling Co. CONSOLIDATED	1,402	96,233
Food & Staples Retailing - 0.2%
Harris Teeter Supermarkets, Inc.	6,913	262,625
Ingles Markets, Inc. Class A	527	8,585
		271,210
Food Products - 2.4%
Alico, Inc.	455	15,661
Cal-Maine Foods, Inc.	13,965	641,971
Darling International, Inc. (a)	627	10,577
Fresh Del Monte Produce, Inc.	25,325	657,184
J&J Snack Foods Corp.	4,984	313,494
Omega Protein Corp. (a)	14,888	92,603
Pilgrims Pride Corp. (e)	50,730	362,212
Post Holdings, Inc. (a)	13,229	455,607
Sanderson Farms, Inc.	7,470	358,336
Seneca Foods Corp. Class A (a)	4,575	141,734
		3,049,379
Household Products - 0.8%
Central Garden & Pet Co. Class A (non-vtg.) (a)	9,100	106,743
Orchids Paper Products Co.	12,647	268,496
Spectrum Brands Holdings, Inc.	13,690	654,793
WD-40 Co.	1,500	70,860
		1,100,892
Personal Products - 1.2%
Inter Parfums, Inc.	727	14,555
MediFast, Inc. (a)(e)	18,779	595,670
Nature's Sunshine Products, Inc.	4,461	68,387
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Nu Skin Enterprises, Inc. Class A	12,213	$ 554,470
Nutraceutical International Corp. (a)	1,351	22,386
Schiff Nutrition International, Inc. (a)	141	5,921
USANA Health Sciences, Inc. (a)(e)	7,294	301,096
		1,562,485
TOTAL CONSUMER STAPLES		6,080,199
ENERGY - 4.3%
Energy Equipment & Services - 1.9%
Bristow Group, Inc.	14,328	746,489
Geospace Technologies Corp. (a)(e)	7,528	573,408
Gulf Island Fabrication, Inc.	5,391	125,449
Helix Energy Solutions Group, Inc. (a)(e)	37,147	650,444
Matrix Service Co. (a)	6,697	73,466
Natural Gas Services Group, Inc. (a)	845	13,909
Parker Drilling Co. (a)	21,300	89,247
RigNet, Inc. (a)	7,778	149,493
		2,421,905
Oil, Gas & Consumable Fuels - 2.4%
Adams Resources & Energy, Inc.	838	29,238
Alon USA Energy, Inc.	42,230	600,511
Cloud Peak Energy, Inc. (a)	3,079	58,409
CVR Energy, Inc. (a)	8,560	391,534
Delek US Holdings, Inc.	22,670	595,541
DHT Holdings, Inc. (e)	11,548	42,843
Rex American Resources Corp. (a)	10,809	203,642
VAALCO Energy, Inc. (a)(e)	44,156	374,001
Warren Resources, Inc. (a)	8,357	22,982
Western Refining, Inc. (e)	26,890	781,155
		3,099,856
TOTAL ENERGY		5,521,761
FINANCIALS - 22.8%
Capital Markets - 1.7%
American Capital Ltd. (a)	46,065	551,859
Apollo Investment Corp.	88,359	717,475
Calamos Asset Management, Inc.Class A	6,197	60,731
Duff & Phelps Corp. Class A	1,330	16,146
FBR Capital Markets Corp. (a)	9,301	31,158
MCG Capital Corp.	16,286	72,636
Medallion Financial Corp.	2,647	31,288
NGP Capital Resources Co.	889	6,401
TCP Capital Corp.	34,239	513,927
TICC Capital Corp.	19,744	197,835
		2,199,456
Commercial Banks - 5.0%
1st Source Corp.	1,340	28,341

	Shares	Value
Alliance Financial Corp.	1,654	$ 70,278
American National Bankshares, Inc.	637	12,823
Banco Latinoamericano de Exporaciones SA (BLADEX) Series E	25,054	541,166
BancorpSouth, Inc.	12,600	166,698
Bank of Marin Bancorp	1,915	68,595
Banner Bank	22,506	676,305
BBCN Bancorp, Inc.	4,319	49,150
Central Pacific Financial Corp. (a)	24,233	357,921
Citizens & Northern Corp.	3,943	70,974
Eagle Bancorp, Inc., Maryland (a)	5,939	115,692
First Bancorp, Puerto Rico (a)(e)	62,045	251,282
First Community Bancshares, Inc.	5,013	77,200
First Interstate Bancsystem, Inc.	1,730	26,434
First Merchants Corp.	25,248	342,868
Hanmi Financial Corp. (a)(e)	48,583	606,802
MainSource Financial Group, Inc.	3,046	36,735
MB Financial, Inc.	14,244	276,903
Mercantile Bank Corp.	1,545	22,372
Merchants Bancshares, Inc.	12,568	349,013
Pacific Continental Corp.	1,620	14,693
PacWest Bancorp (e)	12,784	318,449
Peoples Bancorp, Inc.	3,500	70,700
PrivateBancorp, Inc.	27,578	452,003
Republic Bancorp, Inc., Kentucky Class A	3,559	72,853
SCBT Financial Corp.	553	21,429
State Bank Financial Corp.	2,987	47,015
StellarOne Corp.	2,115	27,284
Sterling Financial Corp.	8,576	176,408
Susquehanna Bancshares, Inc.	21,883	224,957
Union/First Market Bankshares Corp.	3,725	56,955
Washington Trust Bancorp, Inc. (e)	6,484	163,526
WesBanco, Inc. (e)	6,198	130,840
Wilshire Bancorp, Inc. (a)	86,400	500,256
		6,424,920
Consumer Finance - 0.6%
Nelnet, Inc. Class A	25,880	739,909
Diversified Financial Services - 0.6%
MarketAxess Holdings, Inc. (e)	13,060	403,032
Marlin Business Services Corp.	17,943	310,414
MicroFinancial, Inc.	2,103	15,289
Vector Capital Corp. rights (a)	8,300	0
		728,735
Insurance - 3.4%
Argo Group International Holdings, Ltd.	15,670	520,087
eHealth, Inc. (a)	3,211	82,844
Enstar Group Ltd. (a)	1,279	130,982
FBL Financial Group, Inc. Class A	8,270	274,895
First American Financial Corp.	34,702	825,908
Horace Mann Educators Corp.	24,354	465,648
Maiden Holdings Ltd.	25,090	225,308
Montpelier Re Holdings Ltd.	15,810	346,081
Platinum Underwriters Holdings Ltd.	11,132	495,597
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Presidential Life Corp.	96	$ 1,345
Primerica, Inc.	15,271	437,209
ProAssurance Corp.	6,179	560,312
Symetra Financial Corp.	5,756	70,396
Universal Insurance Holdings, Inc.	1,485	6,816
		4,443,428
Real Estate Investment Trusts - 7.9%
AG Mortgage Investment Trust, Inc.	26,104	642,942
American Capital Mortgage Investment Corp. (e)	25,240	644,630
Anworth Mortgage Asset Corp.	93,909	554,063
Apollo Commercial Real Estate Finance, Inc.	24,419	407,553
Apollo Residential Mortgage, Inc.	27,411	594,545
Capstead Mortgage Corp.	56,008	679,937
Crexus Investment Corp.	6,923	86,468
Extra Space Storage, Inc.	15,571	547,321
LTC Properties, Inc.	8,991	294,186
MFA Financial, Inc.	66,414	558,542
Mission West Properties, Inc.	4,765	43,552
NorthStar Realty Finance Corp.	89,017	599,084
PennyMac Mortgage Investment Trust	28,843	710,980
Potlatch Corp.	13,926	542,418
PS Business Parks, Inc.	8,502	548,294
Resource Capital Corp.	35,148	208,076
RLJ Lodging Trust	19,803	368,138
Select Income (REIT)	4,770	119,202
Sovran Self Storage, Inc.	7,876	486,658
Starwood Property Trust, Inc.	38,116	871,332
Western Asset Mortgage Capital Corp.	29,085	600,024
		10,107,945
Thrifts & Mortgage Finance - 3.6%
Bank Mutual Corp.	700	2,905
Dime Community Bancshares, Inc.	42,644	594,884
Doral Financial Corp. (a)	199,665	135,772
EverBank Financial Corp.	18,167	268,508
Farmer Mac Class C (non-vtg.)	4,130	139,098
First Financial Holdings, Inc.	2,621	35,357
Flagstar Bancorp, Inc. (a)(e)	35,925	655,991
Flushing Financial Corp.	11,049	165,293
Fox Chase Bancorp, Inc.	3,798	59,401
HomeStreet, Inc. (e)	26,602	654,675
NASB Financial, Inc. (a)	377	8,170
Ocwen Financial Corp. (a)	27,442	984,070
Oritani Financial Corp.	4,899	71,525
Provident Financial Holdings, Inc.	2,740	43,703
Rockville Financial, Inc.	4,609	59,825
Simplicity Bancorp, Inc.	4,191	59,219
ViewPoint Financial Group	5,500	112,475

	Shares	Value
Walker & Dunlop, Inc. (a)	2,308	$ 37,967
WSFS Financial Corp.	13,512	586,421
		4,675,259
TOTAL FINANCIALS		29,319,652
HEALTH CARE - 10.1%
Biotechnology - 0.7%
Alkermes PLC (a)(e)	5,677	109,623
Allos Therapeutics, Inc. rights	8,044	0
Arena Pharmaceuticals, Inc. (a)(e)	2,975	26,359
Cepheid, Inc. (a)(e)	1,431	46,393
Cubist Pharmaceuticals, Inc. (a)	3,742	151,963
Emergent BioSolutions, Inc. (a)	12,511	187,915
Geron Corp. (a)(e)	24,710	35,335
Maxygen, Inc.	11,400	29,868
Pharmacyclics, Inc. (a)	4,796	254,428
Seattle Genetics, Inc. (a)(e)	2,780	70,362
		912,246
Health Care Equipment & Supplies - 2.9%
Analogic Corp. (e)	6,344	467,362
CONMED Corp. (e)	5,566	153,789
Cyberonics, Inc. (a)	8,029	415,099
Greatbatch, Inc. (a)	11,916	269,063
Invacare Corp. (e)	17,330	244,873
Natus Medical, Inc. (a)	4,384	49,627
RTI Biologics, Inc. (a)	68,248	305,069
Sirona Dental Systems, Inc. (a)	8,791	550,405
SurModics, Inc. (a)	10,470	210,866
Thoratec Corp. (a)	14,821	551,341
Vascular Solutions, Inc. (a)	5,200	77,740
West Pharmaceutical Services, Inc.	2,176	117,569
Young Innovations, Inc.	8,269	299,090
		3,711,893
Health Care Providers & Services - 5.6%
Alliance Healthcare Services, Inc. (a)	371,994	461,273
Amedisys, Inc. (a)	16,549	173,268
AMN Healthcare Services, Inc. (a)	9,298	101,627
AmSurg Corp. (a)	6,419	179,860
Centene Corp. (a)	18,543	814,223
Five Star Quality Care, Inc. (a)	80,104	394,112
Gentiva Health Services, Inc. (a)(e)	19,666	202,560
Hanger, Inc. (a)(e)	18,522	483,609
Magellan Health Services, Inc. (a)	13,703	710,912
Molina Healthcare, Inc. (a)	21,714	604,518
National Healthcare Corp.	6,768	302,733
PharMerica Corp. (a)	2,788	40,259
Providence Service Corp. (a)	17,142	238,617
Select Medical Holdings Corp.	51,743	571,243
Skilled Healthcare Group, Inc. (a)	1,480	9,916
Team Health Holdings, Inc. (a)	22,552	631,230
Triple-S Management Corp. (a)	1,856	32,387
Universal American Spin Corp. (e)	27,618	228,953
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Vanguard Health Systems, Inc. (a)	46,606	$ 492,625
Wellcare Health Plans, Inc. (a)	10,281	496,264
		7,170,189
Health Care Technology - 0.7%
Computer Programs & Systems, Inc.	3,495	174,995
Omnicell, Inc. (a)	41,918	640,088
Vocera Communications, Inc.	4,534	111,491
		926,574
Life Sciences Tools & Services - 0.1%
Cambrex Corp. (a)	857	9,401
PAREXEL International Corp. (a)	1,983	64,031
		73,432
Pharmaceuticals - 0.1%
Jazz Pharmaceuticals PLC (a)	775	41,757
Pozen, Inc. (a)(e)	28,497	158,158
		199,915
TOTAL HEALTH CARE		12,994,249
INDUSTRIALS - 16.5%
Aerospace & Defense - 3.6%
AAR Corp.	36,162	555,448
American Science & Engineering, Inc.	9,338	596,511
Cubic Corp.	12,379	605,952
Curtiss-Wright Corp.	22,095	701,074
Esterline Technologies Corp. (a)	9,992	610,911
LMI Aerospace, Inc. (a)	3,265	64,778
Moog, Inc. Class A (a)(e)	8,503	312,570
Taser International, Inc. (a)	72,887	602,047
Teledyne Technologies, Inc. (a)	8,492	534,996
		4,584,287
Air Freight & Logistics - 0.0%
Park-Ohio Holdings Corp. (a)	1,937	40,541
Airlines - 1.8%
Alaska Air Group, Inc. (a)	20,233	864,961
SkyWest, Inc.	52,601	609,646
Spirit Airlines, Inc. (a)	5,168	86,719
US Airways Group, Inc. (a)(e)	59,705	769,597
		2,330,923
Building Products - 1.8%
A.O. Smith Corp. (e)	13,017	819,420
American Woodmark Corp. (a)(e)	3,816	108,413
Apogee Enterprises, Inc.	29,721	681,205
Gibraltar Industries, Inc. (a)	3,986	55,286
Nortek, Inc. (a)	13	849
USG Corp. (a)(e)	22,990	616,822
		2,281,995

	Shares	Value
Commercial Services & Supplies - 2.5%
Consolidated Graphics, Inc. (a)	4,924	$ 167,613
Courier Corp.	1,000	11,310
G&K Services, Inc. Class A	18,470	626,133
Intersections, Inc.	24,700	227,981
Kimball International, Inc. Class B	32,817	409,556
Performant Financial Corp.	9,951	96,127
Steelcase, Inc. Class A	31,078	361,748
Sykes Enterprises, Inc. (a)	2,387	34,993
The Brink's Co.	24,380	669,475
Unifirst Corp. Massachusetts	9,205	649,597
		3,254,533
Construction & Engineering - 1.4%
Argan, Inc.	31,037	577,599
Dycom Industries, Inc. (a)	13,600	244,256
EMCOR Group, Inc.	23,667	777,461
Granite Construction, Inc.	5,108	156,305
Sterling Construction Co., Inc. (a)	2,867	26,462
		1,782,083
Electrical Equipment - 0.1%
Brady Corp. Class A	267	8,528
Generac Holdings, Inc.	2,876	93,844
		102,372
Industrial Conglomerates - 0.1%
Standex International Corp.	2,950	145,317
Machinery - 2.3%
Alamo Group, Inc.	1,069	35,405
Ampco-Pittsburgh Corp.	562	10,526
Cascade Corp.	52	3,378
Hurco Companies, Inc. (a)(e)	2,129	51,117
Hyster-Yale Materials Handling Class A	16,597	688,444
Kadant, Inc. (a)	18,077	438,367
L.B. Foster Co. Class A	3,193	132,350
Lydall, Inc. (a)	1,952	25,552
Mueller Industries, Inc.	14,120	674,371
RBC Bearings, Inc. (a)(e)	2,546	118,618
Sauer-Danfoss, Inc.	11,602	609,453
Tennant Co.	4,395	167,625
		2,955,206
Professional Services - 0.8%
Barrett Business Services, Inc.	10,418	346,399
CDI Corp.	700	11,564
GP Strategies Corp. (a)	1,204	24,140
Insperity, Inc.	12,954	391,211
Kelly Services, Inc. Class A (non-vtg.)	14,273	194,969
Resources Connection, Inc.	9,356	108,623
		1,076,906
Road & Rail - 0.6%
AMERCO	1,535	184,215
Arkansas Best Corp.	1,265	10,474
Celadon Group, Inc.	9,505	164,246
Saia, Inc. (a)	6,847	148,306
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Swift Transporation Co. (a)	20,576	$ 174,073
Universal Truckload Services, Inc.	4,182	64,863
		746,177
Trading Companies & Distributors - 1.5%
Aceto Corp. (e)	7,093	70,717
Aircastle Ltd.	52,335	595,049
Applied Industrial Technologies, Inc.	16,545	662,296
DXP Enterprises, Inc. (a)(e)	5,480	264,629
H&E Equipment Services, Inc. (e)	22,364	347,760
SeaCube Container Leasing Ltd.	58	1,065
		1,941,516
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	2,359	30,101
TOTAL INDUSTRIALS		21,271,957
INFORMATION TECHNOLOGY - 13.8%
Communications Equipment - 2.2%
Anaren, Inc. (a)	17,812	347,156
Arris Group, Inc. (a)	51,403	718,100
Black Box Corp. (e)	23,544	580,360
Communications Systems, Inc.	5,701	59,746
Comtech Telecommunications Corp.	14,051	359,144
Emulex Corp. (a)	23,471	172,512
Loral Space & Communications Ltd.	3,708	315,440
Tessco Technologies, Inc.	14,265	310,549
		2,863,007
Computers & Peripherals - 0.2%
Electronics for Imaging, Inc. (a)	9,177	168,490
QLogic Corp. (a)	9,138	86,628
		255,118
Electronic Equipment & Components - 1.8%
Anixter International, Inc.	9,759	596,080
Benchmark Electronics, Inc. (a)	23,074	358,570
Daktronics, Inc.	606	6,339
Electro Scientific Industries, Inc.	39,490	428,072
Insight Enterprises, Inc. (a)	801	13,569
Newport Corp. (a)	9,593	122,215
OSI Systems, Inc. (a)	2,771	169,807
PC Connection, Inc.	1,800	19,080
SYNNEX Corp. (a)(e)	17,000	561,340
Vishay Precision Group, Inc. (a)	1,939	23,656
		2,298,728
Internet Software & Services - 0.0%
XO Group, Inc. (a)	5,800	45,820
IT Services - 3.7%
Acxiom Corp. (a)	38,498	681,030
CACI International, Inc. Class A (a)(e)	12,484	638,557
Convergys Corp. (e)	25,711	401,349

	Shares	Value
CSG Systems International, Inc. (a)	4,523	$ 84,037
Global Cash Access Holdings, Inc. (a)	70,469	554,591
Hackett Group, Inc. (a)	1,851	6,590
Heartland Payment Systems, Inc. (e)	22,701	672,631
Jack Henry & Associates, Inc.	14,174	550,943
Maximus, Inc.	9,265	583,602
NCI, Inc. Class A (a)	8,882	37,304
Teletech Holdings, Inc. (a)	26,326	448,069
TNS, Inc. (a)	1,498	21,871
		4,680,574
Semiconductors & Semiconductor Equipment - 1.2%
Advanced Energy Industries, Inc. (a)	2,831	36,208
Entegris, Inc. (a)	5,805	52,013
Kulicke & Soffa Industries, Inc. (a)	48,832	558,150
Micrel, Inc.	3,012	28,945
MIPS Technologies, Inc. (a)	667	5,029
RF Micro Devices, Inc. (a)	160,289	692,448
Tessera Technologies, Inc.	11,029	179,221
		1,552,014
Software - 4.7%
Actuate Corp. (a)	19,810	105,587
Aspen Technology, Inc. (a)	15,993	415,658
AVG Technologies NV	12,962	178,487
CommVault Systems, Inc. (a)(e)	12,865	853,721
Comverse, Inc.	3,724	107,139
Fair Isaac Corp.	16,059	687,646
JDA Software Group, Inc. (a)	3,625	161,893
Manhattan Associates, Inc. (a)(e)	11,090	634,792
Monotype Imaging Holdings, Inc.	37,706	577,279
NetScout Systems, Inc. (a)	22,263	559,247
Progress Software Corp. (a)	32,583	655,244
QAD, Inc.:
Class A	4,628	60,997
Class B	3,690	44,723
TeleCommunication Systems, Inc.Class A (a)	144,131	324,295
TeleNav, Inc. (a)	46,036	372,431
TIBCO Software, Inc. (a)	13,447	336,847
		6,075,986
TOTAL INFORMATION TECHNOLOGY		17,771,247
MATERIALS - 5.6%
Chemicals - 1.3%
FutureFuel Corp.	11,826	134,225
Georgia Gulf Corp. (e)	16,509	757,103
Innospec, Inc. (e)	9,300	296,019
LSB Industries, Inc. (a)	8,850	295,856
Minerals Technologies, Inc.	2,500	185,000
Sensient Technologies Corp.	1,000	36,200
TPC Group, Inc. (a)	788	37,848
		1,742,251
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - 1.1%
Eagle Materials, Inc.	15,820	$ 841,940
Headwaters, Inc. (a)	70,564	536,286
		1,378,226
Containers & Packaging - 1.7%
AEP Industries, Inc. (a)	8,498	514,129
Boise, Inc.	68,992	565,734
Graphic Packaging Holding Co. (a)	74,396	482,830
Myers Industries, Inc.	39,247	583,603
		2,146,296
Metals & Mining - 0.3%
Coeur d'Alene Mines Corp. (a)	5,567	129,488
Metals USA Holdings Corp.	9,319	145,749
Worthington Industries, Inc.	4,062	95,701
		370,938
Paper & Forest Products - 1.2%
Buckeye Technologies, Inc.	11,848	328,427
Domtar Corp.	6,808	545,389
Neenah Paper, Inc.	5,920	166,115
Schweitzer-Mauduit International, Inc.	13,208	494,904
		1,534,835
TOTAL MATERIALS		7,172,546
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
HickoryTech Corp.	1,484	14,424
Premiere Global Services, Inc. (a)	5,500	46,695
Vonage Holdings Corp. (a)	31,852	77,400
		138,519
UTILITIES - 4.7%
Electric Utilities - 2.8%
Cleco Corp.	18,702	753,504
El Paso Electric Co.	19,555	622,827
Empire District Electric Co.	38	760
IDACORP, Inc.	15,700	670,547
PNM Resources, Inc. (e)	30,820	651,227
Portland General Electric Co. (e)	28,563	772,058
UNS Energy Corp.	3,217	136,980
		3,607,903
Gas Utilities - 0.1%
Southwest Gas Corp.	2,889	121,165
Independent Power Producers & Energy Traders - 0.7%
Black Hills Corp.	20,034	715,013

	Shares	Value
Genie Energy Ltd. Class B	13,296	$ 90,812
Ormat Technologies, Inc.	2,644	48,702
		854,527
Multi-Utilities - 0.6%
Avista Corp.	7,256	172,040
NorthWestern Energy Corp.	16,725	580,190
		752,230
Water Utilities - 0.5%
American States Water Co. (e)	14,108	641,914
Consolidated Water Co., Inc.	125	966
		642,880
TOTAL UTILITIES		5,978,705
TOTAL COMMON STOCKS (Cost $110,730,684)		123,039,356
Investment Companies - 0.0%

Horizon Technology Finance Corp. (Cost $6,499)	394	5,536
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.13% to 0.15% 12/20/12 to 12/27/12 (f) (Cost $449,962)	$ 450,000	449,977
Money Market Funds - 17.2%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	5,014,211	5,014,211
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(d)	17,130,332	17,130,332
TOTAL MONEY MARKET FUNDS (Cost $22,144,543)		22,144,543
TOTAL INVESTMENT PORTFOLIO - 113.2% (Cost $133,331,688)		145,639,412
NET OTHER ASSETS (LIABILITIES) - (13.2)%		(17,039,291)
NET ASSETS - 100%		$ 128,600,121
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
67 NYFE Russell 2000 Mini Index Contracts	Dec. 2012	$ 5,498,690	$ (41,810)

The face value of futures purchased as a percentage of net assets is 4.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $449,977.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 28,337
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 16,790,521	$ 16,790,521	$ -	$ -
Consumer Staples	6,080,199	6,080,199	-	-
Energy	5,521,761	5,521,761	-	-
Financials	29,319,652	29,319,652	-	-
Health Care	12,994,249	12,994,249	-	-
Industrials	21,271,957	21,271,957	-	-
Information Technology	17,771,247	17,771,247	-	-
Materials	7,172,546	7,172,546	-	-
Telecommunication Services	138,519	138,519	-	-
Utilities	5,978,710	5,978,710	-	-
Investment Companies	5,536	5,536	-	-
U.S. Government and Government Agency Obligations	449,977	-	449,977	-
Money Market Funds	22,144,538	22,144,538	-	-
Total Investments in Securities:	$ 145,639,412	$ 145,189,435	$ 449,977	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (41,810)	$ (41,810)	$ -	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $133,379,047. Net unrealized appreciation aggregated $12,260,365, of which $16,652,011 related to appreciated investment securities and $4,391,646 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap
Enhanced Index Fund

November 30, 2012

1.870939.104

MCE-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 18.6%
Auto Components - 1.5%
Autoliv, Inc.	3,949	$ 238,362
Delphi Automotive PLC	15,667	532,521
Lear Corp.	9,321	407,048
		1,177,931
Distributors - 0.7%
Genuine Parts Co.	7,987	519,874
Hotels, Restaurants & Leisure - 1.1%
International Game Technology	29,659	411,370
Wyndham Worldwide Corp.	8,816	432,777
		844,147
Household Durables - 1.7%
Newell Rubbermaid, Inc.	19,976	435,677
PulteGroup, Inc. (a)	24,674	414,770
Whirlpool Corp.	4,623	470,806
		1,321,253
Internet & Catalog Retail - 0.7%
Liberty Media Corp. Interactive Series A (a)	26,892	519,016
Leisure Equipment & Products - 0.5%
Polaris Industries, Inc.	4,986	422,863
Media - 3.2%
DISH Network Corp. Class A	13,253	490,891
Gannett Co., Inc.	22,990	411,521
Interpublic Group of Companies, Inc.	31,915	345,320
Liberty Media Corp. Capital Series A (a)	5,067	557,319
McGraw-Hill Companies, Inc. (e)	10,580	561,904
Scholastic Corp. (e)	3,527	98,968
		2,465,923
Multiline Retail - 2.8%
Dillard's, Inc. Class A	4,200	373,422
Dollar General Corp. (a)	9,271	463,550
Dollar Tree, Inc. (a)	6,000	250,440
Kohl's Corp.	10,588	472,754
Macy's, Inc.	15,094	584,138
		2,144,304
Specialty Retail - 5.3%
AutoZone, Inc. (a)	577	221,435
Bed Bath & Beyond, Inc. (a)	9,460	555,491
Best Buy Co., Inc.	566	7,420
Foot Locker, Inc.	11,942	428,001
Gap, Inc.	15,143	521,828
Limited Brands, Inc.	10,821	564,315
PetSmart, Inc.	6,730	475,542
Ross Stores, Inc.	9,107	518,370
Signet Jewelers Ltd. (e)	3,078	165,443
Staples, Inc. (e)	30,003	351,035
TJX Companies, Inc.	7,355	326,121
		4,135,001

	Shares	Value
Textiles, Apparel & Luxury Goods - 1.1%
Coach, Inc.	5,222	$ 302,040
PVH Corp. (e)	4,744	543,615
		845,655
TOTAL CONSUMER DISCRETIONARY		14,395,967
CONSUMER STAPLES - 8.3%
Beverages - 1.8%
Beam, Inc.	8,504	477,159
Brown-Forman Corp. Class B (non-vtg.)	6,219	436,449
Coca-Cola Enterprises, Inc.	15,646	487,842
		1,401,450
Food & Staples Retailing - 1.1%
Kroger Co.	22,502	590,452
Safeway, Inc. (e)	16,081	275,146
		865,598
Food Products - 4.2%
Campbell Soup Co. (e)	12,079	443,903
ConAgra Foods, Inc.	18,811	561,696
Hormel Foods Corp. (e)	13,515	419,100
Ingredion, Inc.	6,110	396,845
Smithfield Foods, Inc. (a)	168	3,758
The Hershey Co.	7,289	534,065
The J.M. Smucker Co.	4,887	432,304
Tyson Foods, Inc. Class A	22,774	436,578
		3,228,249
Household Products - 1.2%
Church & Dwight Co., Inc.	8,231	445,709
Energizer Holdings, Inc.	5,534	441,392
		887,101
Personal Products - 0.0%
Avon Products, Inc. (e)	1,081	15,080
TOTAL CONSUMER STAPLES		6,397,478
ENERGY - 5.3%
Energy Equipment & Services - 0.8%
Diamond Offshore Drilling, Inc. (e)	5,723	394,887
Helix Energy Solutions Group, Inc. (a)(e)	4,600	80,546
Oceaneering International, Inc.	3,172	167,101
SEACOR Holdings, Inc. (a)	7	634
		643,168
Oil, Gas & Consumable Fuels - 4.5%
Delek US Holdings, Inc.	11,798	309,933
HollyFrontier Corp.	11,955	541,920
Marathon Petroleum Corp.	11,642	693,160
Murphy Oil Corp.	8,532	484,106
Tesoro Corp.	10,031	424,111
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	20,552	$ 663,008
Western Refining, Inc. (e)	12,521	363,735
		3,479,973
TOTAL ENERGY		4,123,141
FINANCIALS - 20.9%
Capital Markets - 3.4%
American Capital Ltd. (a)	31,579	378,316
Ameriprise Financial, Inc.	3,900	236,613
Invesco Ltd.	20,339	508,272
Jefferies Group, Inc.	2,540	43,078
LPL Financial	11,795	330,378
Raymond James Financial, Inc.	1,738	65,610
SEI Investments Co.	17,150	377,472
T. Rowe Price Group, Inc.	9,499	614,300
Waddell & Reed Financial, Inc. Class A	2,900	94,221
		2,648,260
Commercial Banks - 3.9%
CapitalSource, Inc. (e)	29,500	237,475
East West Bancorp, Inc.	14,819	313,422
Fifth Third Bancorp	37,476	548,649
Huntington Bancshares, Inc.	63,027	387,616
KeyCorp	56,566	457,053
Regions Financial Corp.	70,969	473,363
SunTrust Banks, Inc.	22,031	598,142
		3,015,720
Consumer Finance - 1.0%
Discover Financial Services	7,622	317,151
SLM Corp.	28,794	476,541
		793,692
Diversified Financial Services - 0.5%
The NASDAQ Stock Market, Inc.	15,004	363,547
Insurance - 5.9%
Allied World Assurance Co. Holdings Ltd.	4,744	385,070
American Financial Group, Inc.	9,448	374,613
American International Group, Inc. (a)	10,651	352,868
American International Group, Inc. warrants 1/19/21 (a)	574	7,979
Arch Capital Group Ltd. (a)(e)	2,757	124,341
Axis Capital Holdings Ltd.	10,632	382,433
CNA Financial Corp.	8,204	231,599
Everest Re Group Ltd.	3,751	406,871
Fidelity National Financial, Inc. Class A	16,964	410,698
HCC Insurance Holdings, Inc.	10,395	383,368
Marsh & McLennan Companies, Inc.	9,198	323,954
PartnerRe Ltd. (e)	5,133	425,423

	Shares	Value
ProAssurance Corp.	4,388	$ 397,904
Validus Holdings Ltd.	10,338	366,585
		4,573,706
Real Estate Investment Trusts - 5.8%
American Campus Communities, Inc.	7,237	316,981
Apollo Residential Mortgage, Inc.	14,703	318,908
Camden Property Trust (SBI)	6,337	416,341
Chimera Investment Corp.	64,035	175,456
Equity Lifestyle Properties, Inc.	26	1,707
Extra Space Storage, Inc.	11,202	393,750
General Growth Properties, Inc.	27,223	527,310
HCP, Inc.	788	35,499
MFA Financial, Inc.	43,145	362,849
Public Storage	2,277	320,237
Rayonier, Inc.	7,551	376,342
Ventas, Inc.	552	35,135
Vornado Realty Trust	3,488	266,588
Western Asset Mortgage Capital Corp.	16,470	339,776
Weyerhaeuser Co.	21,614	595,682
		4,482,561
Thrifts & Mortgage Finance - 0.4%
Ocwen Financial Corp. (a)	8,649	310,153
TOTAL FINANCIALS		16,187,639
HEALTH CARE - 9.6%
Biotechnology - 0.9%
Biogen Idec, Inc. (a)	2,201	328,147
United Therapeutics Corp. (a)(e)	6,802	357,445
		685,592
Health Care Equipment & Supplies - 2.7%
Boston Scientific Corp. (a)	84,498	468,119
CareFusion Corp. (a)	10,219	285,314
St. Jude Medical, Inc.	12,993	445,400
Thoratec Corp. (a)	9,170	341,124
Varian Medical Systems, Inc. (a)	102	7,054
Zimmer Holdings, Inc. (e)	8,106	534,753
		2,081,764
Health Care Providers & Services - 3.6%
AmerisourceBergen Corp. (e)	12,002	506,724
CIGNA Corp.	11,556	604,032
Health Net, Inc. (a)	14,835	349,364
Humana, Inc.	7,439	486,585
Omnicare, Inc.	11,214	406,395
Quest Diagnostics, Inc.	8,147	470,734
		2,823,834
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc. (e)	15,094	577,949
Charles River Laboratories International, Inc. (a)(e)	9,647	370,155
PerkinElmer, Inc.	116	3,671
		951,775
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 1.2%
Forest Laboratories, Inc. (a)	191	$ 6,773
Warner Chilcott PLC	32,534	379,346
Watson Pharmaceuticals, Inc. (a)	5,971	525,508
		911,627
TOTAL HEALTH CARE		7,454,592
INDUSTRIALS - 11.1%
Aerospace & Defense - 2.2%
Alliant Techsystems, Inc.	5,781	346,860
Exelis, Inc.	30,922	349,419
L-3 Communications Holdings, Inc.	6,094	468,324
Spirit AeroSystems Holdings, Inc. Class A (a)	8,977	141,388
Textron, Inc.	18,026	423,431
		1,729,422
Airlines - 0.6%
Alaska Air Group, Inc. (a)	934	39,929
Copa Holdings SA Class A	4,234	401,553
Southwest Airlines Co.	1,600	15,248
		456,730
Commercial Services & Supplies - 1.2%
Avery Dennison Corp.	2,200	73,590
Cintas Corp. (e)	10,130	419,787
Republic Services, Inc.	16,380	466,339
		959,716
Construction & Engineering - 0.8%
Chicago Bridge & Iron Co. NV unit (e)	9,393	381,638
EMCOR Group, Inc.	1,855	60,937
KBR, Inc.	5,797	161,157
		603,732
Electrical Equipment - 1.9%
AMETEK, Inc.	13,067	487,791
Hubbell, Inc. Class B	4,921	414,594
Rockwell Automation, Inc.	6,749	534,791
		1,437,176
Machinery - 3.8%
CNH Global NV (a)(e)	7,442	354,314
Crane Co.	5,421	230,067
Dover Corp.	8,500	540,515
Lincoln Electric Holdings, Inc.	8,157	387,539
Parker Hannifin Corp.	6,691	549,666
Timken Co.	8,452	380,763
WABCO Holdings, Inc. (a)	2,401	148,982
Wabtec Corp.	4,485	379,521
Xylem, Inc.	585	15,263
		2,986,630

	Shares	Value
Professional Services - 0.6%
Equifax, Inc.	8,533	$ 437,231
TOTAL INDUSTRIALS		8,610,637
INFORMATION TECHNOLOGY - 12.5%
Communications Equipment - 0.4%
Brocade Communications Systems, Inc. (a)(e)	60,366	342,879
Computers & Peripherals - 0.8%
NetApp, Inc. (a)	5,009	158,835
SanDisk Corp. (a)	88	3,441
Western Digital Corp.	13,213	441,843
		604,119
Electronic Equipment & Components - 0.4%
Tech Data Corp. (a)(e)	7,000	309,190
Internet Software & Services - 0.5%
AOL, Inc.	10,162	381,278
IT Services - 4.9%
Amdocs Ltd.	13,018	435,582
Broadridge Financial Solutions, Inc.	5,348	126,266
Computer Sciences Corp.	10,847	412,837
CoreLogic, Inc. (a)	13,596	351,321
Fidelity National Information Services, Inc.	13,583	490,346
Fiserv, Inc. (a)	6,636	510,906
Genpact Ltd. (e)	20,646	331,368
Global Payments, Inc.	3,171	139,239
Lender Processing Services, Inc.	12,647	314,278
The Western Union Co.	26,211	330,521
Total System Services, Inc. (e)	17,212	377,803
		3,820,467
Semiconductors & Semiconductor Equipment - 2.2%
Avago Technologies Ltd.	13,266	465,637
Marvell Technology Group Ltd.	36,985	313,633
Maxim Integrated Products, Inc.	16,692	487,239
Micron Technology, Inc. (a)	100	598
NVIDIA Corp.	36,592	438,372
		1,705,479
Software - 3.3%
Activision Blizzard, Inc.	33,582	384,178
BMC Software, Inc. (a)	10,518	430,817
CA Technologies, Inc. (e)	14,300	316,888
Intuit, Inc. (e)	10,793	646,609
Symantec Corp. (a)	31,134	584,074
Synopsys, Inc. (a)	5,599	183,647
		2,546,213
TOTAL INFORMATION TECHNOLOGY		9,709,625
MATERIALS - 4.4%
Chemicals - 3.9%
Airgas, Inc.	2,305	204,154
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Albemarle Corp.	6,901	$ 412,611
Cabot Corp.	4,366	164,729
CF Industries Holdings, Inc.	2,727	583,660
Eastman Chemical Co.	8,394	510,775
Huntsman Corp.	23,791	391,124
PPG Industries, Inc. (e)	5,358	665,839
RPM International, Inc.	1,357	39,367
Valspar Corp.	400	25,112
		2,997,371
Containers & Packaging - 0.5%
Bemis Co., Inc. (e)	11,696	392,986
Metals & Mining - 0.0%
Coeur d'Alene Mines Corp. (a)	1,347	31,331
TOTAL MATERIALS		3,421,688
TELECOMMUNICATION SERVICES - 1.3%
Wireless Telecommunication Services - 1.3%
Crown Castle International Corp. (a)	577	38,959
Sprint Nextel Corp. (a)	105,718	605,764
Telephone & Data Systems, Inc.	14,168	326,006
		970,729
UTILITIES - 6.7%
Electric Utilities - 2.9%
Cleco Corp.	1,330	53,586
Duke Energy Corp.	2,695	171,995
Entergy Corp.	7,557	480,172
NV Energy, Inc.	21,775	399,136
Pinnacle West Capital Corp.	8,351	429,742
PPL Corp.	5,719	167,853
Xcel Energy, Inc.	20,400	551,820
		2,254,304
Multi-Utilities - 3.2%
Alliant Energy Corp.	9,571	428,972
Ameren Corp.	14,495	434,415
CenterPoint Energy, Inc.	23,499	463,635
CMS Energy Corp. (e)	12,627	308,478
Consolidated Edison, Inc.	5,654	315,437
DTE Energy Co.	8,200	496,756
MDU Resources Group, Inc.	3,200	66,304
		2,513,997
Water Utilities - 0.6%
American Water Works Co., Inc.	11,612	443,230
TOTAL UTILITIES		5,211,531
TOTAL COMMON STOCKS (Cost $67,698,512)		76,483,027
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.15% 12/20/12 (f) (Cost $99,992)	$ 100,000	$ 99,997
Money Market Funds - 12.7%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	325,164	325,164
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(d)	9,532,750	9,532,750
TOTAL MONEY MARKET FUNDS (Cost $9,857,914)		9,857,914
TOTAL INVESTMENT PORTFOLIO - 111.5% (Cost $77,656,418)		86,440,938
NET OTHER ASSETS (LIABILITIES) - (11.5)%		(8,933,992)
NET ASSETS - 100%		$ 77,506,946
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
9 CME E-mini S&P MidCap 400 Index Contracts	Dec. 2012	$ 899,460	$ 13,443

The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $42,999.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 5,333
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 14,395,967	$ 14,395,967	$ -	$ -
Consumer Staples	6,397,478	6,397,478	-	-
Energy	4,123,141	4,123,141	-	-
Financials	16,187,639	16,187,639	-	-
Health Care	7,454,592	7,454,592	-	-
Industrials	8,610,637	8,610,637	-	-
Information Technology	9,709,625	9,709,625	-	-
Materials	3,421,688	3,421,688	-	-
Telecommunication Services	970,729	970,729	-	-
Utilities	5,211,531	5,211,531	-	-
U.S. Government and Government Agency Obligations	99,997	-	99,997	-
Money Market Funds	9,857,914	9,857,914	-	-
Total Investments in Securities:	$ 86,440,938	$ 86,340,941	$ 99,997	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 13,443	$ 13,443	$ -	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $77,664,834. Net unrealized appreciation aggregated $8,776,104, of which $10,925,561 related to appreciated investment securities and $2,149,457 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2013
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	January 29, 2013